UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street, New York, NY 10005

(Address of principal executive offices)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

SCHEDULE OF INVESTMENTS

DB-X 2010 TARGET DATE FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 12.7%
Basic Materials - 0.5%
Air Liquide S.A. (France)	41	$5,349
Allied Nevada Gold Corp.*	50	1,721
Anglo American PLC (United Kingdom)	208	8,803
BASF SE (Germany)	30	2,645
Bayer AG (Germany)	4	297
BHP Billiton Ltd. (Australia)	289	11,272
BHP Billiton PLC (United Kingdom)	71	2,311
Coeur d’Alene Mines Corp.*	75	2,133
Dow Chemical (The) Co.	174	5,831
E.I. du Pont de Nemours & Co.	205	10,424
Freeport-McMoRan Copper & Gold, Inc.	150	6,384
Hecla Mining Co.	200	1,016
Horsehead Holding Corp.*	100	1,140
Molycorp, Inc.*	100	2,470
Newmont Mining Corp.	70	4,158
Rio Tinto PLC (United Kingdom)	57	3,263
Vulcan Materials Co.	50	2,228
WR Grace & Co.*	100	5,696

		77,141

Communications - 1.4%
Acme Packet, Inc.*	75	2,286
Amazon.com, Inc.*	50	8,985
Anixter International, Inc.*	8	556
Aruba Networks, Inc.*	100	2,159
AT&T, Inc.	745	22,790
Cisco Systems, Inc.	748	14,870
Comcast Corp., Class A	360	10,577
Corning, Inc.	233	3,038
Deutsche Telekom AG (Germany)	434	5,086
DISH Network Corp., Class A*	200	5,834
eBay, Inc.*	100	3,574
France Telecom S.A. (France)	295	4,520
Google, Inc., Class A*	29	17,929
Motorola Solutions, Inc.	200	9,960
News Corp., Class A	247	4,908
Nokia OYJ (Finland)	549	2,894
NTT DoCoMo, Inc. (Japan)	2	3,430
Rackspace Hosting, Inc.*	124	6,478
Sprint Nextel Corp.*	1,800	4,446
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	427	4,315
Thomson Reuters Corp. (Canada)	150	4,347
TIBCO Software, Inc.*	119	3,447
Time Warner, Inc.	184	6,847
United Online, Inc.	300	1,518
Verizon Communications, Inc.	343	13,072
Vivendi (France)	193	4,162
Vodafone Group PLC (United Kingdom)	4,388	11,870
Walt Disney (The) Co.	277	11,630
Yahoo!, Inc.*	207	3,070

		198,598

Consumer, Cyclical - 1.2%
Ascena Retail Group, Inc.*	50	1,930
Bebe Stores, Inc.	200	1,792
Brunswick Corp.	100	2,391
Cinemark Holdings, Inc.	200	4,184
CROCS, Inc.*	100	1,965
CVS Caremark Corp.	190	8,569
Daimler AG (Germany)	126	7,651
Dana Holding Corp.*	150	2,400
Ford Motor Co.	447	5,534
Hennes & Mauritz AB, Class B (Sweden)	153	5,533
Honda Motor Co. Ltd. (Japan)	46	1,759
Johnson Controls, Inc.	175	5,710
Kohl’s Corp.	200	9,936
Las Vegas Sands Corp.*	100	5,561
McDonald’s Corp.	165	16,381
Modine Manufacturing Co.*	100	908
Nike, Inc., Class B	75	8,094
Nintendo Co. Ltd. (Japan)	15	2,224
Nu Skin Enterprises, Inc., Class A	75	4,332

Penske Automotive Group, Inc.	100	2,408
Saks, Inc.*	100	1,165
Sally Beauty Holdings, Inc.*	100	2,380
Steelcase, Inc., Class A	100	878
Target Corp.	100	5,669
Titan Machinery, Inc.*	100	2,619
Toyota Motor Corp. (Japan)	499	20,684
Wal-Mart Stores, Inc.	451	26,644
Warnaco Group (The), Inc.*	126	7,397
World Fuel Services Corp.	164	6,832

		173,530

Consumer, Non-cyclical - 2.7%
Abbott Laboratories	224	12,681
AMERIGROUP Corp.*	42	2,853
Amgen, Inc.	150	10,193
Amsurg Corp.*	100	2,613
Anheuser-Busch InBev NV (Belgium)	100	6,745
AstraZeneca PLC (United Kingdom)	202	9,059
Brink’s (The) Co.	100	2,525
Bristol-Myers Squibb Co.	200	6,434
British American Tobacco PLC (United Kingdom)	268	13,601
Bruker Corp.*	78	1,250
Cardinal Health, Inc.	200	8,310
Catalyst Health Solutions, Inc.*	132	8,187
Coca-Cola (The) Co.	271	18,932
CONMED Corp.*	100	2,984
Diageo PLC (United Kingdom)	357	8,574
Geo Group (The), Inc.*	100	1,761
Geron Corp.*	400	800
GlaxoSmithKline PLC (United Kingdom)	301	6,669
HEALTHSOUTH Corp.*	50	1,018
Healthways, Inc.*	100	795
Humana, Inc.	100	8,710
Incyte Corp. Ltd.*	100	1,696
Intuitive Surgical, Inc.*	20	10,232
Invacare Corp.	100	1,651
JM Smucker (The) Co.	100	7,532
Johnson & Johnson	336	21,867
Kindred Healthcare, Inc.*	100	1,029
Kraft Foods, Inc., Class A	228	8,680
Lexicon Pharmaceuticals, Inc.*	1,000	1,700
Live Nation Entertainment, Inc.*	125	1,165
Magellan Health Services, Inc.*	11	520
MannKind Corp.*	500	1,170
Merck & Co., Inc.	425	16,222
Micromet, Inc.*	300	3,297
Molina Healthcare, Inc.*	100	3,396
Navigant Consulting, Inc.*	200	2,702
Nestle S.A. (Switzerland)	325	19,951
Novartis AG (Switzerland)	202	11,052
Pfizer, Inc.	1,083	22,851
Procter & Gamble (The) Co.	342	23,092
Quidel Corp.*	100	1,418
Roche Holding AG (Switzerland)	50	8,742
Rollins, Inc.	181	3,667
Ruddick Corp.	37	1,516
Salix Pharmaceuticals Ltd.*	75	3,699
Sanofi (France)	36	2,673
Seaboard Corp.*	1	1,913
Seattle Genetics, Inc.*	100	1,846
Select Medical Holdings Corp.*	100	842
Sirona Dental Systems, Inc.*	64	3,194
Sotheby’s	75	2,951
Tesco PLC (United Kingdom)	1,167	5,893
Teva Pharmaceutical Industries Ltd. (Israel)	140	6,280
Unilever NV (Netherlands)	238	7,937
Unilever PLC (United Kingdom)	187	6,067
United Rentals, Inc.*	100	4,168
UnitedHealth Group, Inc.	171	9,533
Viropharma, Inc.*	100	3,206
Visa, Inc., Class A	139	16,175

		386,219

Energy - 1.5%
Berry Petroleum Co., Class A	60	3,238
BG Group PLC (United Kingdom)	107	2,594
Bill Barrett Corp.*	133	3,888
BP PLC (United Kingdom)	1,527	12,011

Cameron International Corp.*	100	5,571
Chevron Corp.	225	24,552
ConocoPhillips	188	14,391
Crosstex Energy, Inc.	100	1,373
Dril-Quip, Inc.*	13	910
El Paso Corp.	500	13,905
Endeavour International Corp.*	100	1,157
ENI S.p.A (Italy)	412	9,540
EQT Corp.	100	5,302
Exxon Mobil Corp.	594	51,380
Halliburton Co.	100	3,659
McMoRan Exploration Co.*	100	1,400
Peabody Energy Corp.	111	3,872
Royal Dutch Shell PLC, Class A (United Kingdom)	301	10,994
Royal Dutch Shell PLC, Class B (United Kingdom)	157	5,842
RPC, Inc.	112	1,793
Schlumberger Ltd. (Netherland Antilles)	157	12,185
Southwestern Energy Co.*	143	4,728
Total S.A. (France)	192	10,785
Vantage Drilling Co.*	1,000	1,310

		206,380

Financial - 2.5%
1st Source Corp.	100	2,455
Allianz SE (Germany)	70	8,524
Allstate (The) Corp.	300	9,429
Alterra Capital Holdings Ltd. (Bermuda)	100	2,296
American Campus Communities, Inc. REIT	11	453
American Capital Agency Corp. REIT	100	3,071
American Capital Ltd.*	275	2,450
American Express Co.	150	7,934
American International Group, Inc.*	200	5,844
Apollo Investment Corp.	225	1,580
Australia & New Zealand Banking Group Ltd. (Australia)	278	6,593
AvalonBay Communities, Inc. REIT	60	7,780
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	475	4,276
Banco Santander S.A. (Spain)	437	3,640
Bank of America Corp.	1,437	11,453
Barclays PLC (United Kingdom)	1,133	4,434
Berkshire Hathaway, Inc., Class B*	318	24,947
BioMed Realty Trust, Inc. REIT	50	921
BNP Paribas (France)	124	6,077
Boston Private Financial Holdings, Inc.	300	2,859
Boston Properties, Inc. REIT	120	12,186
CBL & Associates Properties, Inc. REIT	150	2,645
Charles Schwab (The) Corp.	168	2,332
Chemical Financial Corp.	100	2,206
Citigroup, Inc.	342	11,395
Commonwealth Bank of Australia (Australia)	193	10,307
Credit Suisse Group AG (Switzerland)*	107	2,887
DCT Industrial Trust, Inc. REIT	200	1,132
Deutsche Bank AG (Germany) (a)	84	3,939
Equity One, Inc. REIT	109	2,073
Franklin Resources, Inc.	31	3,655
Goldman Sachs Group (The), Inc.	58	6,678
Hatteras Financial Corp. REIT	100	2,848
HCP, Inc. REIT	200	7,900
HFF, Inc., Class A*	100	1,441
Highwoods Properties, Inc. REIT	81	2,592
HSBC Holdings PLC (United Kingdom)	1,538	13,643
Invesco Mortgage Capital, Inc. REIT	100	1,713
JPMorgan Chase & Co.	471	18,482
Kilroy Realty Corp. REIT	75	3,288
LaSalle Hotel Properties REIT	75	2,001
Meadowbrook Insurance Group, Inc.	200	1,904
MFA Financial, Inc. REIT	338	2,467
Mizuho Financial Group, Inc. (Japan)	1,667	2,801
National Australia Bank Ltd. (Australia)	262	6,700
National Retail Properties, Inc. REIT	98	2,612
NewStar Financial, Inc.*	200	1,972
Nordea Bank AB (Sweden)	450	4,366
OMEGA Healthcare Investors, Inc. REIT	97	1,976
PennantPark Investment Corp.	200	2,208
Pinnacle Financial Partners, Inc.*	100	1,656
Primerica, Inc.	100	2,502
S&T Bancorp, Inc.	100	2,121
Simon Property Group, Inc. REIT	63	8,535
Societe Generale (France)*	71	2,303
Standard Chartered PLC (United Kingdom)	288	7,442

Sumitomo Mitsui Financial Group, Inc. (Japan)	121	4,122
T. Rowe Price Group, Inc.	125	7,699
Tanger Factory Outlet Centers, Inc. REIT	100	2,928
UBS AG (Switzerland)*	505	7,091
Washington Real Estate Investment Trust REIT	49	1,451
Wells Fargo & Co.	707	22,123
WesBanco, Inc.	100	1,950
Westamerica Bancorporation	100	4,736
Westpac Banking Corp. (Australia)	391	8,829
Weyerhaeuser Co. REIT	358	7,479
Zurich Financial Services AG (Switzerland)*	23	5,816

		358,148

Industrial - 1.0%
ABB Ltd. (Switzerland)*	328	6,743
Caterpillar, Inc.	99	11,306
CLARCOR, Inc.	31	1,565
Cymer, Inc.*	100	4,598
Drew Industries, Inc.*	100	2,740
Eaton Corp.	54	2,818
Emerson Electric Co.	130	6,540
FedEx Corp.	75	6,749
General Dynamics Corp.	37	2,710
General Electric Co.	1,362	25,946
GrafTech International Ltd.*	114	1,449
Greenbrier Cos., Inc.*	100	2,528
Ingersoll-Rand PLC (Ireland)	200	7,975
Jacobs Engineering Group, Inc.*	100	4,622
John Bean Technologies Corp.	100	1,727
Koninklijke Philips Electronics NV (Netherlands)	159	3,351
Measurement Specialties, Inc.*	100	3,253
Multi-Fineline Electronix, Inc.*	100	2,636
Nordson Corp.	50	2,749
Republic Services, Inc.	237	7,070
Schneider Electric S.A. (France)	66	4,504
Siemens AG (Germany)	54	5,408
Silgan Holdings, Inc.	87	3,699
Stanley Black & Decker, Inc.	100	7,680
Thermo Fisher Scientific, Inc.*	75	4,247
United Parcel Service, Inc., Class B	116	8,919
Vinci S.A. (France)	62	3,242

		146,774

Technology - 1.7%
Accenture PLC, Class A (Ireland)	100	5,954
Activision Blizzard, Inc.	600	7,170
Apple, Inc.*	110	59,668
Ariba, Inc.*	100	3,147
Concur Technologies, Inc.*	32	1,886
Deltek, Inc.*	200	2,206
EPIQ Systems, Inc.	100	1,149
Fortinet, Inc.*	100	2,705
Hewlett-Packard Co.	300	7,593
Intel Corp.	625	16,800
International Business Machines Corp.	149	29,313
Jack Henry & Associates, Inc.	103	3,475
MedAssets, Inc.*	100	1,428
Microsemi Corp.*	100	2,092
Microsoft Corp.	1,017	32,280
Monolithic Power Systems, Inc.*	100	1,859
Monotype Imaging Holdings, Inc.*	100	1,403
Omnicell, Inc.*	100	1,492
Oracle Corp.	700	20,489
Parametric Technology Corp.*	109	2,910
QLIK Technologies, Inc.*	100	3,027
QUALCOMM, Inc.	200	12,436
Quest Software, Inc.*	128	2,563
Riverbed Technology, Inc.*	142	4,043
Silicon Graphics International Corp.*	100	969
Silicon Image, Inc.*	300	1,551
TriQuint Semiconductor, Inc.*	100	644
VeriFone Systems, Inc.*	75	3,592
Xerox Corp.	800	6,584

		240,428

Utilities - 0.2%
CenterPoint Energy, Inc.	200	3,898
E.ON AG (Germany)	297	6,860
GDF Suez (France)	181	4,714

Piedmont Natural Gas Co., Inc.	185	5,994
Southern Co.	58	2,563

		24,029

TOTAL COMMON STOCKS
(Cost $1,803,679)		1,811,247

	Principal Amount	Value
CORPORATE BONDS - 11.9%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$20,000	$20,969

Communications - 0.8%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	37,000	40,260
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	60,000	64,707
Google, Inc.
1.25%, 5/19/14	10,000	10,192

		115,159

Consumer, Cyclical - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	35,000	36,683

Consumer, Non-cyclical - 0.8%
Kroger (The) Co.
5.50%, 2/01/13	45,000	46,935
Wyeth
5.50%, 2/01/14	56,000	61,253

		108,188

Energy - 1.0%
Apache Corp.
5.25%, 4/15/13	32,000	33,680
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	35,000	37,068
Spectra Energy Capital LLC
6.25%, 2/15/13	70,000	73,469

		144,217

Financial - 6.3%
Bank of America Corp., MTN
3.125%, 6/15/12	130,000	131,108
Bank of America Corp.
4.875%, 1/15/13	110,000	112,599
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	86,000	92,248
Boeing Capital Corp.
5.80%, 1/15/13	55,000	57,577
Boston Properties LP
6.25%, 1/15/13	2,000	2,082
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	20,000	22,091
Citigroup, Inc.
6.375%, 8/12/14	30,000	32,563
General Electric Capital Corp., Series G, MTN
5.25%, 10/19/12	45,000	46,346
HSBC Finance Corp.
6.375%, 11/27/12	63,000	65,261
John Deere Capital Corp.
7.00%, 3/15/12	60,000	60,146
JPMorgan Chase & Co.
5.75%, 1/02/13	111,000	115,377
Morgan Stanley
5.30%, 3/01/13	74,000	76,203
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	33,000	35,808
Wachovia Corp.
5.25%, 8/01/14	49,000	52,930

		902,339

Government - 2.0%
European Investment Bank, MTN (Supranational)
4.625%, 5/15/14	192,000	207,260
Inter-American Development Bank (Supranational)
4.375%, 9/20/12	82,000	83,759

		291,019

Technology - 0.3%
Hewlett-Packard Co.
6.125%, 3/01/14	37,000	40,451

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	45,000	48,404

TOTAL CORPORATE BONDS
(Cost $1,673,373)		1,707,429

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 74.9%
Federal Home Loan Banks - 1.3%
1.125%, 5/18/12	190,000	190,418

Federal Home Loan Mortgage Corp. - 5.5%
2.125%, 3/23/12	176,000	176,216
4.50%, 1/15/13	593,000	615,260

		791,476

Federal National Mortgage Association - 1.4%
1.50%, 6/26/13	190,000	193,128

United States Treasury Bonds/Notes - 66.7%
1.375%, 5/15/12	840,000	842,330
1.75%, 8/15/12	667,400	672,406
1.375%, 10/15/12	760,000	765,818
1.125%, 12/15/12	770,000	775,804
1.375%, 2/15/13	227,200	229,783
1.375%, 3/15/13	228,000	230,788
1.375%, 5/15/13	485,000	491,726
3.50%, 5/31/13	643,000	669,197
1.125%, 6/15/13	390,000	394,479
1.00%, 7/15/13	127,000	128,320
3.375%, 7/31/13	614,900	642,066
3.125%, 8/31/13	605,000	630,878
0.75%, 9/15/13	635,000	639,738
0.75%, 12/15/13	655,000	660,399
1.00%, 5/15/14	690,000	700,081
4.75%, 5/15/14	955,200	1,047,884

		9,521,697

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $10,597,207)		10,696,719

SOVEREIGN BOND - 0.3%
United Mexican States, Series A, MTN (Mexico)
6.375%, 1/16/13	39,000	40,755

(Cost $39,655)
TOTAL INVESTMENTS - 99.8%
(Cost $14,113,914) (b)		14,256,150
Other assets less liabilities - 0.2%		29,636

NET ASSETS - 100.0%		$14,285,786

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 2/29/2012	Interest Income
Deutsche Bank AG (Common Stock)	$—	$4,750	$—	$(811)	$—	$3,939	$—

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $142,236 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $379,071 and aggregate gross unrealized depreciation of $236,835.

SCHEDULE OF INVESTMENTS

DB-X 2020 TARGET DATE FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 55.2%
Basic Materials - 2.9%
Air Liquide S.A. (France)	220	$28,702
Allied Nevada Gold Corp.*	525	18,065
Anglo American PLC (United Kingdom)	1,009	42,705
BASF SE (Germany)	699	61,619
Bayer AG (Germany)	627	46,550
BHP Billiton Ltd. (Australia)	2,606	101,646
BHP Billiton PLC (United Kingdom)	1,829	59,531
Coeur d’Alene Mines Corp.*	543	15,443
Dow Chemical (The) Co.	1,588	53,214
E.I. du Pont de Nemours & Co.	1,170	59,495
Freeport-McMoRan Copper & Gold, Inc.	1,120	47,667
Hecla Mining Co.	1,838	9,337
Horsehead Holding Corp.*	1,600	18,240
Linde AG (Germany)	130	21,703
Molycorp, Inc.*	613	15,141
Newcrest Mining Ltd. (Australia)	586	21,204
Newmont Mining Corp.	590	35,046
Quaker Chemical Corp.	438	18,050
Rio Tinto Ltd. (Australia)	314	22,883
Rio Tinto PLC (United Kingdom)	1,193	68,303
Rockwood Holdings, Inc.*	500	26,625
Syngenta AG (Switzerland)*	66	21,613
Vulcan Materials Co.	806	35,915
Westlake Chemical Corp.	525	31,621
WR Grace & Co.*	525	29,904
Xstrata PLC (United Kingdom)	1,814	34,773

		944,995

Communications - 6.0%
AboveNet, Inc.*	175	12,173
Acme Packet, Inc.*	560	17,069
Amazon.com, Inc.*	525	94,337
Anixter International, Inc.*	186	12,934
Aruba Networks, Inc.*	900	19,431
AT&T, Inc.	8,063	246,647
Cisco Systems, Inc.	6,802	135,223
Comcast Corp., Class A	3,444	101,184
Corning, Inc.	2,004	26,133
Deutsche Telekom AG (Germany)	2,270	26,600
DISH Network Corp., Class A	2,450	71,467
eBay, Inc.*	1,488	53,181
France Telecom S.A. (France)	1,805	27,659
Google, Inc., Class A*	345	213,297
InterDigital, Inc.	262	9,917
IPG Photonics Corp.*	350	18,421
Motorola Solutions, Inc.	2,188	108,962
News Corp., Class A	2,384	47,370
Nokia OYJ (Finland)	4,017	21,172
NTT DoCoMo, Inc. (Japan)	15	25,723
Rackspace Hosting, Inc.*	885	46,232
Softbank Corp. (Japan)	613	18,335
Sprint Nextel Corp.*	17,938	44,307
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,537	25,637
Thomson Reuters Corp. (Canada)	1,190	34,486
TIBCO Software, Inc.*	1,185	34,329
Time Warner, Inc.	1,298	48,299
United Online, Inc.	2,888	14,613
Verizon Communications, Inc.	3,564	135,824
Viasat, Inc.*	350	16,146
Vivendi (France)	1,086	23,418
Vodafone Group PLC (United Kingdom)	44,731	121,010
Walt Disney (The) Co.	2,427	101,909
Yahoo!, Inc.*	1,738	25,775

		1,979,220

Consumer, Cyclical - 5.1%
Alaska Air Group, Inc.*	262	17,965
Ascena Retail Group, Inc.*	470	18,142
Bayerische Motoren Werke AG (Germany)	235	21,826
Bebe Stores, Inc.	2,363	21,172
Brunswick Corp.	613	14,657
Cabela’s, Inc.*	525	18,627
Cash America International, Inc.	280	12,986

Cie Financiere Richemont S.A. (Switzerland)	445	27,440
Cinemark Holdings, Inc.	823	17,217
Columbia Sportswear Co.	285	14,230
CROCS, Inc.*	613	12,045
CVS Caremark Corp.	1,734	78,203
Daimler AG (Germany)	762	46,272
Dana Holding Corp.*	974	15,584
Deckers Outdoor Corp.*	245	18,316
Dillard’s, Inc., Class A	332	20,298
DSW, Inc., Class A	262	14,777
Ezcorp, Inc., Class A*	262	8,253
Ford Motor Co.	4,994	61,826
Hennes & Mauritz AB, Class B (Sweden)	843	30,486
Honda Motor Co. Ltd. (Japan)	1,136	43,439
Johnson Controls, Inc.	910	29,694
Kohl’s Corp.	1,575	78,246
Las Vegas Sands Corp.*	788	43,821
McDonald’s Corp.	1,298	128,865
Men’s Wearhouse (The), Inc.	367	14,214
Mitsubishi Corp. (Japan)	1,024	25,189
Mitsui & Co. Ltd. (Japan)	1,224	21,156
Nike, Inc., Class B	525	56,659
Nintendo Co. Ltd. (Japan)	90	13,343
Nu Skin Enterprises, Inc., Class A	473	27,320
Penske Automotive Group, Inc.	473	11,390
Polaris Industries, Inc.	525	34,681
Red Robin Gourmet Burgers, Inc.*	438	15,072
Saks, Inc.*	804	9,367
Sally Beauty Holdings, Inc.*	1,313	31,249
Sony Corp. (Japan)	707	15,172
Steelcase, Inc., Class A	963	8,455
Target Corp.	875	49,604
Titan Machinery, Inc.*	700	18,333
Toyota Motor Corp. (Japan)	2,100	87,046
Ulta Salon Cosmetics & Fragrance, Inc.*	438	36,459
Under Armour, Inc., Class A*	395	35,250
Volvo AB, Class B (Sweden)	1,269	18,633
Wal-Mart Stores, Inc.	4,440	262,316
Warnaco Group (The), Inc.*	312	18,318
Watsco, Inc.	248	17,705
Wesfarmers Ltd. (Australia)	870	27,354
Wolverine World Wide, Inc.	350	13,349
World Fuel Services Corp.	414	17,247

		1,699,268

Consumer, Non-cyclical - 10.8%
Abbott Laboratories	1,977	111,918
Acacia Research - Acacia Technologies*	262	10,349
AMERIGROUP Corp.*	370	25,134
Amgen, Inc.	1,324	89,966
Amsurg Corp.*	262	6,846
Anheuser-Busch InBev NV (Belgium)	515	34,735
AstraZeneca PLC (United Kingdom)	1,235	55,388
Brink’s (The) Co.	350	8,838
Bristol-Myers Squibb Co.	2,100	67,557
British American Tobacco PLC (United Kingdom)	1,637	83,079
Bruker Corp.*	1,166	18,691
Cardinal Health, Inc.	2,113	87,795
Catalyst Health Solutions, Inc.*	367	22,761
Centene Corp.*	297	14,494
Coca-Cola (The) Co.	2,885	201,546
CONMED Corp.*	262	7,818
Cubist Pharmaceuticals, Inc.*	438	18,773
DANONE S.A. (France)	465	31,587
Diageo PLC (United Kingdom)	2,140	51,398
Geo Group (The), Inc.*	525	9,245
Geron Corp.*	4,288	8,576
GlaxoSmithKline PLC (United Kingdom)	4,130	91,507
HEALTHSOUTH Corp.*	700	14,252
Healthways, Inc.*	1,050	8,348
Humana, Inc.	1,050	91,455
Imperial Tobacco Group PLC (United Kingdom)	829	32,988
Incyte Corp. Ltd.*	875	14,840
Intuitive Surgical, Inc.*	201	102,835
JM Smucker (The) Co.	700	52,724
Johnson & Johnson	3,577	232,792
Kraft Foods, Inc., Class A	2,186	83,221
Lancaster Colony Corp.	157	10,232
Lexicon Pharmaceuticals, Inc.*	10,151	17,257
Live Nation Entertainment, Inc.*	1,312	12,228

Magellan Health Services, Inc.*	269	12,713
MannKind Corp.*	4,813	11,262
Mastercard, Inc., Class A	154	64,680
Medicis Pharmaceutical Corp., Class A	438	15,304
Merck & Co., Inc.	4,053	154,703
Micromet, Inc.*	2,888	31,739
Molina Healthcare, Inc.*	350	11,886
Navigant Consulting, Inc.*	1,488	20,103
Nestle S.A. (Switzerland)	2,770	170,041
Novartis AG (Switzerland)	1,719	94,055
Novo Nordisk A/S, Class B (Denmark)	325	45,758
Onyx Pharmaceuticals, Inc.*	525	20,118
Pfizer, Inc.	10,549	222,584
Procter & Gamble (The) Co.	3,585	242,059
Quidel Corp.*	1,050	14,889
Roche Holding AG (Switzerland)	581	101,579
Rollins, Inc.	1,102	22,327
Ruddick Corp.	445	18,227
Salix Pharmaceuticals Ltd.*	385	18,988
Sanofi (France)	848	62,969
Seaboard Corp.*	9	17,218
Seattle Genetics, Inc.*	963	17,777
Select Medical Holdings Corp.*	1,189	10,011
Sirona Dental Systems, Inc.*	375	18,713
Sotheby’s	367	14,438
Takeda Pharmaceutical Co. Ltd. (Japan)	539	24,439
Tesco PLC (United Kingdom)	6,994	35,316
Teva Pharmaceutical Industries Ltd. (Israel)	872	39,117
Tootsie Roll Industries, Inc.	437	10,160
TreeHouse Foods, Inc.*	350	20,160
Unilever NV (Netherlands)	1,152	38,418
Unilever PLC (United Kingdom)	1,137	36,889
United Rentals, Inc.*	438	18,256
UnitedHealth Group, Inc.	1,344	74,928
Viropharma, Inc.*	515	16,511
Visa, Inc., Class A	893	103,918

		3,583,426

Diversified - 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	1,750	17,397
LVMH Moet Hennessy Louis Vuitton S.A. (France)	181	30,580

		47,977

Energy - 6.5%
Berry Petroleum Co., Class A	310	16,728
BG Group PLC (United Kingdom)	2,898	70,251
Bill Barrett Corp.*	310	9,061
BP PLC (United Kingdom)	15,427	121,346
Cameron International Corp.*	1,400	77,994
CARBO Ceramics, Inc.	122	11,181
Chevron Corp.	2,449	267,235
ConocoPhillips	1,786	136,718
Crosstex Energy, Inc.	1,313	18,027
Dril-Quip, Inc.*	300	20,997
El Paso Corp.	4,550	126,536
Endeavour International Corp.*	1,138	13,167
ENI S.p.A (Italy)	2,107	48,789
EQT Corp.	788	41,780
Exxon Mobil Corp.	6,142	531,282
Halliburton Co.	1,050	38,420
McMoRan Exploration Co.*	1,050	14,700
Peabody Energy Corp.	1,543	53,820
Royal Dutch Shell PLC, Class A (United Kingdom)	2,809	102,601
Royal Dutch Shell PLC, Class B (United Kingdom)	2,010	74,797
RPC, Inc.	988	15,818
Schlumberger Ltd. (Netherland Antilles)	1,688	131,006
Southwestern Energy Co.*	1,815	60,004
Statoil ASA (Norway)	905	26,054
Total S.A. (France)	1,715	96,332
Vantage Drilling Co.*	9,975	13,067
Woodside Petroleum Ltd. (Australia)	695	27,964

		2,165,675

Financial - 10.7%
1st Source Corp.	788	19,345
Alexander’s, Inc. REIT	28	10,625
Allianz SE (Germany)	380	46,273
Allstate (The) Corp.	3,325	104,505
Alterra Capital Holdings Ltd. (Bermuda)	788	18,092
American Campus Communities, Inc. REIT	432	17,777

American Capital Agency Corp. REIT	963	29,574
American Capital Ltd.*	2,467	21,981
American Express Co.	1,434	75,844
American International Group, Inc.*	2,538	74,160
Apollo Investment Corp.	1,959	13,752
Australia & New Zealand Banking Group Ltd. (Australia)	2,244	53,218
AvalonBay Communities, Inc. REIT	525	68,077
AXA S.A. (France)	1,377	22,298
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3,398	30,587
Banco Santander S.A. (Spain)	6,945	57,851
Bank of America Corp.	14,471	115,334
Barclays PLC (United Kingdom)	10,763	42,124
Berkshire Hathaway, Inc., Class B*	3,224	252,923
BioMed Realty Trust, Inc. REIT	953	17,554
BNP Paribas (France)	944	46,262
Boston Private Financial Holdings, Inc.	2,800	26,684
Boston Properties, Inc. REIT	832	84,489
CBL & Associates Properties, Inc. REIT	1,074	18,935
Charles Schwab (The) Corp.	1,602	22,236
Chemical Financial Corp.	963	21,244
Citigroup, Inc.	3,846	128,149
Cohen & Steers, Inc.	262	8,630
Commonwealth Bank of Australia (Australia)	1,221	65,210
Credit Acceptance Corp.*	175	16,846
Credit Suisse Group AG (Switzerland)*	969	26,149
DCT Industrial Trust, Inc. REIT	1,838	10,403
Deutsche Bank AG (Germany) (a)	785	36,811
Entertainment Properties Trust REIT	315	14,333
Equity Lifestyle Properties, Inc. REIT	215	14,300
Equity One, Inc. REIT	1,005	19,115
Equity Residential REIT	420	23,894
Franklin Resources, Inc.	305	35,956
GAMCO Investors, Inc., Class A	175	8,069
Goldman Sachs Group (The), Inc.	676	77,835
Hatteras Financial Corp. REIT	525	14,952
HCP, Inc. REIT	2,450	96,774
HFF, Inc., Class A*	1,138	16,399
Highwoods Properties, Inc. REIT	561	17,952
Home Properties, Inc. REIT	262	15,099
HSBC Holdings PLC (United Kingdom)	14,892	132,102
ING Groep NV (Netherlands)*	3,256	28,999
Invesco Mortgage Capital, Inc. REIT	525	8,993
JPMorgan Chase & Co.	5,080	199,339
Kilroy Realty Corp. REIT	297	13,020
LaSalle Hotel Properties REIT	700	18,676
Lloyds Banking Group PLC (United Kingdom)*	45,085	25,161
Meadowbrook Insurance Group, Inc.	1,750	16,660
MFA Financial, Inc. REIT	2,748	20,060
Mid-America Apartment Communities, Inc. REIT	256	15,967
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,899	46,177
Mizuho Financial Group, Inc. (Japan)	14,901	25,038
National Australia Bank Ltd. (Australia)	1,933	49,435
National Retail Properties, Inc. REIT	573	15,270
NewStar Financial, Inc.*	1,663	16,397
Nordea Bank AB (Sweden)	2,169	21,044
OMEGA Healthcare Investors, Inc. REIT	554	11,285
PennantPark Investment Corp.	1,575	17,388
Pinnacle Financial Partners, Inc.*	1,225	20,286
Post Properties, Inc. REIT	350	15,285
Primerica, Inc.	525	13,136
ProAssurance Corp.	220	19,307
Prosperity Bancshares, Inc.*	381	16,665
Prudential PLC (United Kingdom)	2,256	25,677
Public Storage REIT	210	28,155
S&T Bancorp, Inc.	963	20,425
Signature Bank*	245	14,543
Simon Property Group, Inc. REIT	381	51,618
Societe Generale (France)*	683	22,156
Standard Chartered PLC (United Kingdom)	1,753	45,295
Sumitomo Mitsui Financial Group, Inc. (Japan)	927	31,576
SVB Financial Group*	315	18,673
T. Rowe Price Group, Inc.	1,531	94,294
Tanger Factory Outlet Centers, Inc. REIT	421	12,327
UBS AG (Switzerland)*	3,071	43,124
Universal Health Realty Income Trust REIT	490	18,517
Washington Real Estate Investment Trust REIT	421	12,470
Wells Fargo & Co.	6,512	203,760
WesBanco, Inc.	875	17,063
Westamerica Bancorporation	294	13,924
Westpac Banking Corp. (Australia)	2,425	54,760

Weyerhaeuser Co. REIT	3,145	65,699
Zurich Financial Services AG (Switzerland)*	59	14,919

		3,533,285

Industrial - 5.0%
ABB Ltd. (Switzerland)*	1,874	38,526
Actuant Corp., Class A	525	14,789
Acuity Brands, Inc.	420	26,120
AO Smith Corp.	350	15,806
Brady Corp., Class A	297	9,489
Caterpillar, Inc.	774	88,399
CIE de St-Gobain (France)	363	17,306
CLARCOR, Inc.	342	17,261
Clean Harbors, Inc.*	385	25,857
Cymer, Inc.*	262	12,047
Drew Industries, Inc.*	788	21,591
Eaton Corp.	442	23,068
Emerson Electric Co.	1,029	51,769
EnerSys*	227	7,623
Fanuc Corp. (Japan)	116	21,110
FedEx Corp.	420	37,796
FEI Co.*	262	11,664
General Dynamics Corp.	525	38,446
General Electric Co.	13,592	258,928
Genesee & Wyoming, Inc., Class A*	262	15,568
Golar LNG Ltd. (Bermuda)*	438	18,602
GrafTech International Ltd.*	828	10,524
Greenbrier Cos., Inc.*	788	19,921
HEICO Corp.	350	19,138
Hitachi Ltd. (Japan)	3,500	20,453
Ingersoll-Rand PLC (Ireland)	2,179	86,899
Jacobs Engineering Group, Inc.*	788	36,421
John Bean Technologies Corp.	875	15,111
Komatsu Ltd. (Japan)	753	22,532
Koninklijke Philips Electronics NV (Netherlands)	912	19,221
Measurement Specialties, Inc.*	525	17,073
Mitsubishi Electric Corp. (Japan)	1,224	11,024
Multi-Fineline Electronix, Inc.*	875	23,065
Nordson Corp.	525	28,859
Norfolk Southern Corp.	438	30,179
Old Dominion Freight Line, Inc.*	438	19,057
Polypore International, Inc.*	350	14,392
Republic Services, Inc.	2,375	70,845
Robbins & Myers, Inc.	262	12,788
Sauer-Danfoss, Inc.*	350	18,949
Schneider Electric S.A. (France)	404	27,567
Siemens AG (Germany)	651	65,191
Silgan Holdings, Inc.	504	21,430
Stanley Black & Decker, Inc.	1,050	80,640
Teledyne Technologies, Inc.*	262	15,615
Thermo Fisher Scientific, Inc.*	560	31,707
Triumph Group, Inc.	350	22,330
United Parcel Service, Inc., Class B	1,223	94,036
Vinci S.A. (France)	397	20,757

		1,647,489

Technology - 7.2%
Accenture PLC, Class A (Ireland)	788	46,918
Activision Blizzard, Inc.	6,475	77,376
Apple, Inc.*	1,013	549,491
Ariba, Inc.*	700	22,029
CACI International, Inc., Class A*	184	10,882
Canon, Inc. (Japan)	875	39,783
Concur Technologies, Inc.*	413	24,346
Deltek, Inc.*	2,363	26,064
EPIQ Systems, Inc.	1,225	14,075
Fortinet, Inc.*	1,400	37,870
Hewlett-Packard Co.	2,800	70,868
Intel Corp.	6,595	177,273
International Business Machines Corp.	1,365	268,537
Jack Henry & Associates, Inc.	669	22,572
Mantech International Corp., Class A	262	8,787
MedAssets, Inc.*	500	7,140
Mentor Graphics Corp.*	1,089	16,509
Microsemi Corp.*	700	14,644
Microsoft Corp.	10,113	320,987
Monolithic Power Systems, Inc.*	1,225	22,773
Monotype Imaging Holdings, Inc.*	1,225	17,187
Omnicell, Inc.*	1,050	15,666
Oracle Corp.	6,738	197,221

Parametric Technology Corp.*	998	26,647
QLIK Technologies, Inc.*	613	18,556
QUALCOMM, Inc.	2,100	130,578
Quality Systems, Inc.	397	17,019
Quest Software, Inc.*	682	13,654
Riverbed Technology, Inc.*	1,243	35,388
Silicon Graphics International Corp.*	1,050	10,175
Silicon Image, Inc.*	2,713	14,026
TriQuint Semiconductor, Inc.*	1,477	9,512
VeriFone Systems, Inc.*	665	31,847
Xerox Corp.	8,362	68,819

		2,385,219

Utilities - 0.8%
CenterPoint Energy, Inc.	2,450	47,751
E.ON AG (Germany)	1,482	34,227
ENEL S.p.A (Italy)	6,342	25,553
GDF Suez (France)	1,116	29,066
Iberdrola S.A. (Spain)	3,641	21,635
National Grid PLC (United Kingdom)	2,936	30,087
Piedmont Natural Gas Co., Inc.	415	13,446
South Jersey Industries, Inc.	175	9,100
Southern Co.	1,127	49,802

		260,667

TOTAL COMMON STOCKS
(Cost $17,757,443)		18,247,221

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	115	21,591

TOTAL PREFERRED STOCKS
(Cost $24,595)		21,591

	Principal Amount	Value
CORPORATE BONDS - 9.3%
Basic Materials - 0.2%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$48,000	$50,325

Communications - 0.7%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	82,000	89,226
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	92,000	99,218
Google, Inc.
1.25%, 5/19/14	17,000	17,326
Telefonica Emisiones S.A.U (Spain)
4.949%, 1/15/15	17,000	17,620

		223,390

Consumer, Cyclical - 0.2%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	74,000	77,558

Consumer, Non-cyclical - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	17,000	18,537
Kroger (The) Co.
5.50%, 2/01/13	74,000	77,183
Wyeth
5.50%, 2/01/14	57,000	62,347

		158,067

Energy - 0.9%
Apache Corp.
5.25%, 4/15/13	48,000	50,520
Chevron Corp.
3.95%, 3/03/14	76,000	81,234
Spectra Energy Capital LLC
6.25%, 2/15/13	149,000	156,384

		288,138

Financial - 4.7%
Bank of America Corp.
4.875%, 1/15/13	61,000	62,441
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	96,000	102,975
Barclays PLC (United Kingdom)
5.20%, 7/10/14	55,000	58,433
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	73,000	80,632

Citigroup, Inc.
6.375%, 8/12/14	65,000	70,552
General Electric Capital Corp., Series G, MTN
5.25%, 10/19/12	30,000	30,897
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	174,000	183,761
HSBC Finance Corp.
6.375%, 11/27/12	149,000	154,347
JPMorgan Chase & Co.
5.75%, 1/02/13	153,000	159,034
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	135,000	139,032
Morgan Stanley
5.30%, 3/01/13	130,000	133,870
Oesterreichische Kontrollbank AG (Austria)
1.375%, 1/21/14	61,000	61,178
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	74,000	80,298
Wachovia Corp.
5.25%, 8/01/14	89,000	96,138
Wells Fargo & Co.
5.00%, 11/15/14	131,000	140,626

		1,554,214

Government - 1.8%
European Investment Bank, MTN (Supranational)
4.625%, 5/15/14	547,000	590,473

Technology - 0.1%
Hewlett-Packard Co.
6.125%, 3/01/14	39,000	42,637

Utilities - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	74,000	79,597

TOTAL CORPORATE BONDS
(Cost $3,008,734)		3,064,399

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 33.7%
Federal Home Loan Mortgage Corp. - 2.2%
4.50%, 1/15/13	691,000	716,939

Federal National Mortgage Association - 0.3%
1.50%, 6/26/13	86,000	87,416

United States Treasury Bonds/Notes - 31.2%
1.75%, 8/15/12	783,100	788,973
0.375%, 10/31/12	262,500	262,890
1.375%, 2/15/13	777,900	786,742
1.375%, 3/15/13	783,100	792,675
1.75%, 4/15/13	778,800	792,247
1.375%, 5/15/13	847,300	859,050
1.125%, 6/15/13	831,300	840,847
3.375%, 7/31/13	769,100	803,079
3.125%, 8/31/13	756,900	789,276
0.75%, 9/15/13	532,500	536,473
4.75%, 5/15/14	898,000	985,133
2.375%, 9/30/14	761,300	800,198
2.625%, 12/31/14	761,300	808,287
2.50%, 3/31/15	446,800	474,620

		10,320,490

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $11,051,676)		11,124,845

SOVEREIGN BONDS - 1.4%
Federal National Mortgage Association
2.625%, 11/20/14	411,000	434,012
United Mexican States, Series A, MTN (Mexico)
6.375%, 1/16/13	46,000	48,070

TOTAL SOVEREIGN BONDS
(Cost $475,234)		482,082

TOTAL INVESTMENTS - 99.7%
(Cost $32,317,682) (b)		32,940,138
Other assets less liabilities - 0.3%		109,224

NET ASSETS - 100.0%		$33,049,362

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 2/29/2012	Interest Income
Deutsche Bank AG, 6.00%, 9/01/17	$152,459	$—	$(150,315)	$(16,955)	$14,811	$—	$1,241
Deutsche Bank AG (Common Stock)	53,406	—	(4,738)	(10,494)	(1,363)	36,811	—

Total Investments in Affiliates	$205,865	$—	$(155,053)	$(27,449)	$13,448	$36,811	$1,241

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $622,456 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,649,529 and aggregate gross unrealized depreciation of $2,027,073.

SCHEDULE OF INVESTMENTS

DB-X 2030 TARGET DATE FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 76.5%
Basic Materials - 4.0%
Air Liquide S.A. (France)	304	$39,662
Allied Nevada Gold Corp.*	710	24,431
Anglo American PLC (United Kingdom)	1,472	62,302
BASF SE (Germany)	961	84,715
Bayer AG (Germany)	919	68,229
BHP Billiton Ltd. (Australia)	3,487	136,007
BHP Billiton PLC (United Kingdom)	2,249	73,200
Coeur d’Alene Mines Corp.*	720	20,477
Dow Chemical (The) Co.	2,031	68,059
E.I. du Pont de Nemours & Co.	1,402	71,292
Freeport-McMoRan Copper & Gold, Inc.	1,419	60,393
Hecla Mining Co.	2,362	11,999
Horsehead Holding Corp.*	1,837	20,942
Linde AG (Germany)	170	28,381
Molycorp, Inc.*	875	21,613
Newcrest Mining Ltd. (Australia)	765	27,681
Newmont Mining Corp.	810	48,114
Quaker Chemical Corp.	525	21,635
Rio Tinto Ltd. (Australia)	492	35,855
Rio Tinto PLC (United Kingdom)	1,433	82,042
Rockwood Holdings, Inc.*	562	29,927
Syngenta AG (Switzerland)*	114	37,331
Vulcan Materials Co.	1,261	56,190
Westlake Chemical Corp.	612	36,861
WR Grace & Co.*	700	39,872
Xstrata PLC (United Kingdom)	2,218	42,518

		1,249,728

Communications - 8.3%
AboveNet, Inc.*	262	18,225
Acme Packet, Inc.*	700	21,336
Amazon.com, Inc.*	700	125,783
Anixter International, Inc.*	219	15,229
Aruba Networks, Inc.*	962	20,770
AT&T, Inc.	10,296	314,954
Cisco Systems, Inc.	8,855	176,036
Comcast Corp., Class A	4,645	136,471
Corning, Inc.	2,487	32,431
Deutsche Telekom AG (Germany)	3,050	35,741
DISH Network Corp., Class A	3,237	94,423
eBay, Inc.*	2,012	71,909
France Telecom S.A. (France)	2,153	32,991
Google, Inc., Class A*	451	278,831
InterDigital, Inc.	350	13,248
IPG Photonics Corp.*	437	22,999
Motorola Solutions, Inc.	2,800	139,440
News Corp., Class A	3,405	67,657
Nokia OYJ (Finland)	4,615	24,324
NTT DoCoMo, Inc. (Japan)	18	30,867
Rackspace Hosting, Inc.*	1,156	60,389
Softbank Corp. (Japan)	787	23,540
Sprint Nextel Corp.*	23,447	57,914
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,058	30,902
Thomson Reuters Corp. (Canada)	1,400	40,572
TIBCO Software, Inc.*	1,502	43,513
Time Warner, Inc.	1,954	72,708
United Online, Inc.	3,762	19,036
Verizon Communications, Inc.	4,608	175,611
Viasat, Inc.*	437	20,159
Vivendi (France)	1,389	29,952
Vodafone Group PLC (United Kingdom)	58,702	158,806
Walt Disney (The) Co.	3,205	134,578
Yahoo!, Inc.*	2,777	41,183

		2,582,528

Consumer, Cyclical - 7.1%
Alaska Air Group, Inc.*	389	26,674
Ascena Retail Group, Inc.*	620	23,932
Bayerische Motoren Werke AG (Germany)	307	28,513
Bebe Stores, Inc.	3,062	27,436
Brunswick Corp.	875	20,921
Cabela’s, Inc.*	612	21,714
Cash America International, Inc.	189	8,766
Cie Financiere Richemont S.A. (Switzerland)	515	31,757
Cinemark Holdings, Inc.	1,343	28,096
Columbia Sportswear Co.	199	9,936
CROCS, Inc.*	787	15,465
CVS Caremark Corp.	2,288	103,189
Daimler AG (Germany)	900	54,652
Dana Holding Corp.*	1,711	27,376
Deckers Outdoor Corp.*	291	21,755
Dillard’s, Inc., Class A	496	30,325
DSW, Inc., Class A	437	24,647
Ford Motor Co.	6,531	80,854

Hennes & Mauritz AB, Class B (Sweden)	1,047	37,863
Honda Motor Co. Ltd. (Japan)	1,538	58,810
Johnson Controls, Inc.	1,089	35,534
Kohl’s Corp.	2,100	104,328
Las Vegas Sands Corp.*	1,050	58,391
McDonald’s Corp.	1,744	173,144
Men’s Wearhouse (The), Inc.	304	11,774
Mitsubishi Corp. (Japan)	1,572	38,669
Mitsui & Co. Ltd. (Japan)	1,342	23,196
Nike, Inc., Class B	778	83,961
Nintendo Co. Ltd. (Japan)	108	16,012
Nu Skin Enterprises, Inc., Class A	500	28,880
Penske Automotive Group, Inc.	1,089	26,223
Polaris Industries, Inc.	579	38,249
Red Robin Gourmet Burgers, Inc.*	612	21,059
Saks, Inc.*	2,101	24,477
Sally Beauty Holdings, Inc.*	1,750	41,650
Sony Corp. (Japan)	1,204	25,838
Target Corp.	1,050	59,525
Titan Machinery, Inc.*	875	22,916
Toyota Motor Corp. (Japan)	2,819	116,849
Ulta Salon Cosmetics & Fragrance, Inc.*	525	43,700
Under Armour, Inc., Class A*	447	39,890
Volvo AB, Class B (Sweden)	1,659	24,359
Wal-Mart Stores, Inc.	5,796	342,427
Warnaco Group (The), Inc.*	475	27,887
Watsco, Inc.	315	22,488
Wesfarmers Ltd. (Australia)	1,137	35,749
Wolverine World Wide, Inc.	525	20,024
World Fuel Services Corp.	591	24,621

		2,214,501

Consumer, Non-cyclical - 15.0%
Abbott Laboratories	2,651	150,073
Acacia Research - Acacia Technologies*	400	15,800
AMERIGROUP Corp.*	397	26,968
Amgen, Inc.	1,711	116,261
Anheuser-Busch InBev NV (Belgium)	692	46,673
AstraZeneca PLC (United Kingdom)	1,473	66,062
Bristol-Myers Squibb Co.	2,800	90,076
British American Tobacco PLC (United Kingdom)	1,951	99,015
Bruker Corp.*	1,568	25,135
Cardinal Health, Inc.	2,712	112,684
Catalyst Health Solutions, Inc.*	339	21,025
Centene Corp.*	460	22,448
Coca-Cola (The) Co.	3,800	265,468
Cubist Pharmaceuticals, Inc.*	612	26,230
DANONE S.A. (France)	569	38,651
Diageo PLC (United Kingdom)	2,561	61,509
Geo Group (The), Inc.*	700	12,327
Geron Corp.*	5,687	11,374
GlaxoSmithKline PLC (United Kingdom)	5,605	124,188
HEALTHSOUTH Corp.*	1,245	25,348
Healthways, Inc.*	1,312	10,430
Humana, Inc.	1,312	114,275
Imperial Tobacco Group PLC (United Kingdom)	1,083	43,095
Incyte Corp. Ltd.*	1,137	19,284
Intuitive Surgical, Inc.*	262	134,044
Invacare Corp.*	367	6,059
JM Smucker (The) Co.	962	72,458
Johnson & Johnson	4,722	307,307
Kraft Foods, Inc., Class A	2,887	109,908
Lancaster Colony Corp.	130	8,472
Lexicon Pharmaceuticals, Inc.*	13,211	22,459
Live Nation Entertainment, Inc.*	1,667	15,536
Magellan Health Services, Inc.*	225	10,634
MannKind Corp.*	6,387	14,946
Mastercard, Inc., Class A	181	76,020
Medicis Pharmaceutical Corp., Class A	612	21,383
Merck & Co., Inc.	5,130	195,812
Micromet, Inc.*	3,762	41,344
Molina Healthcare, Inc.*	500	16,980
Navigant Consulting, Inc.*	2,012	27,182
Nestle S.A. (Switzerland)	3,556	218,291
Novartis AG (Switzerland)	2,208	120,811
Novo Nordisk A/S, Class B (Denmark)	478	67,300
Onyx Pharmaceuticals, Inc.*	612	23,452
Pfizer, Inc.	13,861	292,467
Procter & Gamble (The) Co.	4,673	315,521
Quidel Corp.*	1,400	19,852
Roche Holding AG (Switzerland)	760	132,875
Rollins, Inc.*	1,054	21,354
Ruddick Corp.	361	14,787
Salix Pharmaceuticals Ltd.*	500	24,660
Sanofi (France)	1,012	75,147
Seaboard Corp.	16	30,610
Seattle Genetics, Inc.*	1,225	22,614
Select Medical Holdings Corp.*	1,700	14,314
Sirona Dental Systems, Inc.*	492	24,551
Sotheby’s	778	30,607
Takeda Pharmaceutical Co. Ltd. (Japan)	842	38,178

Tesco PLC (United Kingdom)	9,514	48,041
Teva Pharmaceutical Industries Ltd. (Israel)	1,067	47,865
Tootsie Roll Industries, Inc.	525	12,206
TreeHouse Foods, Inc.*	466	26,842
Unilever NV (Netherlands)	1,737	57,927
Unilever PLC (United Kingdom)	1,358	44,059
United Rentals, Inc.*	600	25,008
UnitedHealth Group, Inc.	1,835	102,301
Viropharma, Inc.*	800	25,648
Visa, Inc., Class A	1,187	138,131

		4,640,362

Diversified - 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	2,625	26,095
LVMH Moet Hennessy Louis Vuitton S.A. (France)	236	39,873

		65,968

Energy - 9.0%
Berry Petroleum Co., Class A	401	21,638
BG Group PLC (United Kingdom)	3,498	84,796
Bill Barrett Corp.*	316	9,237
BP PLC (United Kingdom)	20,169	158,646
Cameron International Corp.*	1,837	102,339
CARBO Ceramics, Inc.	199	18,238
Chevron Corp.	3,183	347,328
ConocoPhillips	2,333	178,591
Crosstex Energy, Inc.	1,750	24,028
Dril-Quip, Inc.*	273	19,107
El Paso Corp.	6,037	167,889
Endeavour International Corp.*	1,575	18,223
ENI S.p.A (Italy)	2,926	67,753
EQT Corp.	962	51,005
Exxon Mobil Corp.	7,928	685,771
Halliburton Co.	1,400	51,226
McMoRan Exploration Co.*	1,312	18,368
Peabody Energy Corp.	2,036	71,016
Royal Dutch Shell PLC, Class A (United Kingdom)	3,564	130,178
Royal Dutch Shell PLC, Class B (United Kingdom)	2,671	99,395
RPC, Inc.	1,253	20,061
Schlumberger Ltd. (Netherland Antilles)	2,164	167,949
Southwestern Energy Co.*	2,399	79,311
Statoil ASA (Norway)	1,252	36,043
Total S.A. (France)	2,305	129,472
Vantage Drilling Co.*	13,036	17,077
Woodside Petroleum Ltd. (Australia)	783	31,505

		2,806,190

Financial - 15.0%
1st Source Corp.	1,050	25,778
Alexander’s, Inc. REIT	100	37,945
Allianz SE (Germany)	516	62,834
Allstate (The) Corp.	4,374	137,475
Alterra Capital Holdings Ltd. (Bermuda)	1,050	24,108
American Campus Communities, Inc. REIT	719	29,587
American Capital Agency Corp. REIT	1,225	37,620
American Capital Ltd.*	3,101	27,630
American Express Co.	2,023	106,996
American International Group, Inc.*	3,325	97,157
Apollo Investment Corp.	2,411	16,925
Australia & New Zealand Banking Group Ltd. (Australia)	2,743	65,053
AvalonBay Communities, Inc. REIT	680	88,175
AXA S.A. (France)	2,004	32,450
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,092	45,835
Banco Santander S.A. (Spain)	8,995	74,927
Bank of America Corp.	18,911	150,721
Barclays PLC (United Kingdom)	16,066	62,878
Berkshire Hathaway, Inc., Class B*	4,214	330,588
BioMed Realty Trust, Inc. REIT	1,400	25,788
BNP Paribas (France)	1,234	60,474
Boston Private Financial Holdings, Inc.	3,674	35,013
Boston Properties, Inc. REIT	1,070	108,658
CBL & Associates Properties, Inc. REIT	1,711	30,165
Charles Schwab (The) Corp.	1,996	27,704
Chemical Financial Corp.	1,225	27,024
Citigroup, Inc.	4,786	159,470
Commonwealth Bank of Australia (Australia)	1,711	91,379
Credit Acceptance Corp.*	214	20,600
Credit Suisse Group AG (Switzerland)*	1,412	38,104
DCT Industrial Trust, Inc. REIT	2,300	13,018
Deutsche Bank AG (Germany) (a)	1,121	52,567
Entertainment Properties Trust REIT	544	24,752
Equity Lifestyle Properties, Inc. REIT	358	23,811
Equity One, Inc. REIT	1,190	22,634
Equity Residential REIT	466	26,511
Franklin Resources, Inc.	392	46,213
Goldman Sachs Group (The), Inc.	886	102,014
Hatteras Financial Corp. REIT	700	19,936
HCP, Inc. REIT	3,237	127,861
HFF, Inc., Class A*	1,487	21,428
Highwoods Properties, Inc. REIT	451	14,432
Home Properties, Inc. REIT	204	11,757

HSBC Holdings PLC (United Kingdom)	19,829	175,895
ING Groep NV (Netherlands)*	4,810	42,840
JPMorgan Chase & Co.	6,693	262,632
Kilroy Realty Corp. REIT	700	30,688
LaSalle Hotel Properties REIT	856	22,838
Lloyds Banking Group PLC (United Kingdom)*	53,419	29,811
Meadowbrook Insurance Group, Inc.	2,362	22,486
MFA Financial, Inc. REIT	3,247	23,703
Mid-America Apartment Communities, Inc. REIT	406	25,322
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,673	60,572
Mizuho Financial Group, Inc. (Japan)	18,221	30,616
National Australia Bank Ltd. (Australia)	2,313	59,153
National Retail Properties, Inc. REIT	544	14,498
NewStar Financial, Inc.*	2,187	21,564
Nordea Bank AB (Sweden)	3,303	32,047
OMEGA Healthcare Investors, Inc. REIT	1,173	23,894
PennantPark Investment Corp.	2,012	22,212
Pinnacle Financial Partners, Inc.*	1,575	26,082
Post Properties, Inc. REIT	437	19,084
Primerica, Inc.	500	12,510
ProAssurance Corp.	205	17,991
Prosperity Bancshares, Inc.*	356	15,571
Prudential PLC (United Kingdom)	2,949	33,565
Public Storage REIT	251	33,652
S&T Bancorp, Inc.	1,312	27,828
Signature Bank*	344	20,420
Simon Property Group, Inc. REIT	455	61,643
Societe Generale (France)	825	26,762
Standard Chartered PLC (United Kingdom)	2,268	58,602
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,139	38,797
SVB Financial Group*	344	20,392
T. Rowe Price Group, Inc.	1,984	122,196
Tanger Factory Outlet Centers, Inc. REIT	915	26,791
UBS AG (Switzerland)*	4,408	61,898
Universal Health Realty Income Trust REIT	622	23,505
Washington Real Estate Investment Trust REIT	809	23,963
Wells Fargo & Co.	8,397	262,741
WesBanco, Inc.	1,137	22,172
Westamerica Bancorporation	300	14,208
Westpac Banking Corp. (Australia)	3,348	75,603
Weyerhaeuser Co. REIT	4,009	83,748
Zurich Financial Services AG (Switzerland)*	171	43,241

		4,659,731

Industrial - 6.9%
ABB Ltd. (Switzerland)*	2,157	44,344
Actuant Corp., Class A	612	17,240
Acuity Brands, Inc.	544	33,831
AO Smith Corp.	437	19,735
Brady Corp., Class A	700	22,365
Caterpillar, Inc.	1,033	117,978
CIE de St-Gobain (France)	475	22,646
CLARCOR, Inc.	420	21,197
Clean Harbors, Inc.*	429	28,812
Cymer, Inc.*	300	13,794
Drew Industries, Inc.*	962	26,359
Eaton Corp.	576	30,061
Emerson Electric Co.	1,242	62,486
EnerSys*	622	20,887
Fanuc Corp. (Japan)	145	26,388
FedEx Corp.	466	41,935
FEI Co.*	400	17,808
General Dynamics Corp.	635	46,501
General Electric Co.	17,617	335,604
Genesee & Wyoming, Inc., Class A*	437	25,967
Golar LNG Ltd. (Bermuda)	612	25,992
GrafTech International Ltd.*	1,458	18,531
Greenbrier Cos., Inc.*	1,050	26,544
HEICO Corp.	437	23,895
Hitachi Ltd. (Japan)	4,374	25,561
Ingersoll-Rand PLC (Ireland)	2,684	107,037
Jacobs Engineering Group, Inc.*	1,050	48,531
John Bean Technologies Corp.	1,225	21,156
Komatsu Ltd. (Japan)	1,011	30,253
Koninklijke Philips Electronics NV (Netherlands)	1,147	24,174
Measurement Specialties, Inc.*	700	22,764
Mitsubishi Electric Corp. (Japan)	2,334	21,022
Multi-Fineline Electronix, Inc.*	1,137	29,971
Nordson Corp.	579	31,828
Norfolk Southern Corp.	612	42,166
Old Dominion Freight Line, Inc.*	525	22,843
Polypore International, Inc.*	437	17,969
Republic Services, Inc.	3,154	94,084
Robbins & Myers, Inc.	350	17,084
Sauer-Danfoss, Inc.*	437	23,659
Schneider Electric S.A. (France)	471	32,139
Siemens AG (Germany)	857	85,820
Silgan Holdings, Inc.	576	24,492
Stanley Black & Decker, Inc.	1,312	100,762
Teledyne Technologies, Inc.*	350	20,860
Thermo Fisher Scientific, Inc.*	700	39,634

Triumph Group, Inc.	437	27,881
United Parcel Service, Inc., Class B	1,617	124,331
Vinci S.A. (France)	472	24,678

		2,131,599

Technology - 9.9%
Accenture PLC, Class A (Ireland)	962	57,277
Activision Blizzard, Inc.	8,486	101,408
Apple, Inc.*	1,316	713,851
Ariba, Inc.*	875	27,536
CACI International, Inc., Class A*	224	13,247
Canon, Inc. (Japan)	1,137	51,695
Concur Technologies, Inc.*	496	29,239
Deltek, Inc.*	3,062	33,774
EPIQ Systems, Inc.	1,575	18,097
Fortinet, Inc.*	1,400	37,870
Hewlett-Packard Co.	3,675	93,014
Intel Corp.	8,469	227,647
International Business Machines Corp.	1,890	371,821
Jack Henry & Associates, Inc.	806	27,194
Mantech International Corp., Class A	350	11,739
Mentor Graphics Corp.*	1,300	19,708
Microsemi Corp.*	875	18,305
Microsoft Corp.	12,964	411,478
Monolithic Power Systems, Inc.*	1,575	29,279
Monotype Imaging Holdings, Inc.*	1,575	22,097
Omnicell, Inc.*	1,312	19,575
Oracle Corp.	8,749	256,084
Parametric Technology Corp.*	1,152	30,758
QLIK Technologies, Inc.*	787	23,822
QUALCOMM, Inc.	2,712	168,632
Quality Systems, Inc.	534	22,893
Quest Software, Inc.*	923	18,478
Riverbed Technology, Inc.*	1,631	46,435
Silicon Graphics International Corp.*	1,400	13,566
Silicon Image, Inc.*	3,499	18,090
TriQuint Semiconductor, Inc.*	1,828	11,772
VeriFone Systems, Inc.*	1,011	48,417
Xerox Corp.	10,714	88,176

		3,082,974

Utilities - 1.1%
CenterPoint Energy, Inc.	3,237	63,089
E.ON AG (Germany)	1,813	41,872
ENEL S.p.A (Italy)	7,707	31,053
GDF Suez (France)	1,325	34,510
Iberdrola S.A. (Spain)	4,760	28,284
National Grid PLC (United Kingdom)	3,838	39,330
Piedmont Natural Gas Co., Inc.	621	20,120
South Jersey Industries, Inc.	200	10,400
Southern Co.	1,374	60,717

		329,375

TOTAL COMMON STOCKS
(Cost $23,164,950)		23,762,956

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	151	28,350

TOTAL PREFERRED STOCKS
(Cost $32,294)		28,350

	Principal Amount	Value
CORPORATE BONDS - 13.6%
Basic Materials - 0.3%
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	$75,000	$92,346

Communications - 3.1%
BellSouth Corp.
6.00%, 11/15/34	156,000	174,579
British Telecommunications PLC (United Kingdom)
9.625%, 12/15/30	26,000	39,654
CBS Corp.
7.875%, 7/30/30	39,000	52,061
Cisco Systems, Inc.
5.90%, 2/15/39	40,000	50,853
Comcast Corp.
6.45%, 3/15/37	96,000	120,286
Deutsche Telekom International Finance BV (Netherlands)
8.75%, 6/15/30	60,000	85,765
News America, Inc.
6.20%, 12/15/34	67,000	77,984
Telecom Italia Capital S.A. (Luxembourg)
7.721%, 6/04/38	37,000	35,150
Time Warner Cable, Inc.
6.55%, 5/01/37	72,000	87,199
Time Warner, Inc.
7.70%, 5/01/32	67,000	91,516

Verizon Global Funding Corp.
7.75%, 12/01/30	108,000	152,505

		967,552

Consumer, Cyclical - 1.1%
CVS Caremark Corp.
6.125%, 9/15/39	38,000	47,641
Target Corp.
7.00%, 1/15/38	110,000	157,025
Wal-Mart Stores, Inc.
6.50%, 8/15/37	92,000	125,649

		330,315

Consumer, Non-cyclical - 1.5%
Aetna, Inc.
6.625%, 6/15/36	15,000	19,290
Anheuser-Busch InBev Worldwide, Inc.
8.00%, 11/15/39	26,000	40,397
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	39,000	53,062
Bristol-Myers Squibb Co.
5.875%, 11/15/36	45,000	57,932
Eli Lilly & Co.
5.55%, 3/15/37	26,000	31,786
Johnson & Johnson
5.95%, 8/15/37	28,000	37,723
Kroger (The) Co.
5.40%, 7/15/40	26,000	28,586
Pepsi Bottling Group, Inc., Series B
7.00%, 3/01/29	55,000	76,993
Procter & Gamble (The) Co.
5.55%, 3/05/37	37,000	48,052
Unilever Capital Corp.
5.90%, 11/15/32	64,000	83,385

		477,206

Energy - 1.8%
Apache Corp.
6.00%, 1/15/37	34,000	44,155
ConocoPhillips
5.90%, 10/15/32	167,000	211,605
Kinder Morgan Energy Partners LP, MTN
6.95%, 1/15/38	96,000	114,224
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	66,000	92,755
Suncor Energy, Inc. (Canada)
6.50%, 6/15/38	26,000	33,786
TransCanada PipeLines Ltd. (Canada)
7.625%, 1/15/39	14,000	20,759
Transocean, Inc. (Cayman Islands)
6.80%, 3/15/38	30,000	35,191

		552,475

Financial - 2.8%
Allstate (The) Corp.
5.55%, 5/09/35	69,000	78,204
Bank of America NA
6.00%, 10/15/36	73,000	70,743
Chubb Corp.
6.00%, 5/11/37	23,000	29,031
Citigroup, Inc.
8.125%, 7/15/39	129,000	169,075
Credit Suisse (USA), Inc.
7.125%, 7/15/32	114,000	141,072
General Electric Capital Corp., Series A, MTN
6.75%, 3/15/32	118,000	143,818
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	58,000	58,299
HSBC Holdings PLC (United Kingdom)
6.50%, 9/15/37	50,000	55,295

JPMorgan Chase Capital XXV, Series Y
6.80%, 10/01/37	61,000	61,915
Principal Financial Group, Inc.
6.05%, 10/15/36	24,000	25,913
Wachovia Bank NA, MTN
6.60%, 1/15/38	40,000	48,847

		882,212

Industrial - 0.9%
Burlington Northern Santa Fe LLC
6.15%, 5/01/37	22,000	27,598
CSX Corp.
6.00%, 10/01/36	64,000	77,566
Lockheed Martin Corp., Series B
6.15%, 9/01/36	11,000	13,570
Norfolk Southern Corp.
7.90%, 5/15/97	27,000	41,016
Republic Services, Inc.
4.75%, 5/15/23	56,000	62,700
United Parcel Service, Inc.
6.20%, 1/15/38	13,000	17,745
United Technologies Corp.
6.125%, 7/15/38	27,000	35,987

		276,182

Technology - 0.2%
Oracle Corp.
5.375%, 7/15/40	43,000	52,495

Utilities - 1.9%
Florida Power & Light Co.
5.95%, 2/01/38	46,000	60,771
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	116,000	144,384
Oncor Electric Delivery Co. LLC
7.00%, 9/01/22	62,000	78,710
Pacific Gas & Electric Co.
6.05%, 3/01/34	145,000	182,365
Southern California Edison Co.
6.05%, 3/15/39	18,000	24,219
Southern California Gas Co.
5.125%, 11/15/40	91,000	110,915

		601,364

TOTAL CORPORATE BONDS
(Cost $3,803,998)		4,232,147

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 7.3%
United States Treasury Bonds/Notes - 7.3%
7.625%, 2/15/25	348,200	556,086
4.375%, 2/15/38	243,100	304,901
4.50%, 8/15/39	327,400	419,430
4.375%, 11/15/39	227,400	285,813
4.625%, 2/15/40	83,900	109,621
4.375%, 5/15/40	464,000	583,625

		2,259,476

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $1,900,708)		2,259,476

SOVEREIGN BONDS - 2.0%
Federal Home Loan Mortgage Corp., MTN
6.25%, 7/15/32	230,000	332,699
Federative Republic of Brazil (Brazil)
7.125%, 1/20/37	103,000	142,964
Panama Government International Bond (Panama)
6.70%, 1/26/36	48,000	62,784
United Mexican States, MTN (Mexico)
6.75%, 9/27/34	78,000	102,180

TOTAL SOVEREIGN BONDS
(Cost $558,069)		640,627

TOTAL INVESTMENTS - 99.5%
(Cost $29,460,019) (b)		30,923,556
Other assets less liabilities - 0.5%		143,743

NET ASSETS - 100.0%		$31,067,299

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 2/29/2012	Interest Income
Deutsche Bank AG (Common Stock)	$64,718	$10,789	$(6,036)	$(14,041)	$(2,593)	$52,567	$—

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $1,463,537 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,153,353 and aggregate gross unrealized depreciation of $2,689,816.

SCHEDULE OF INVESTMENTS

DB-X 2040 TARGET DATE FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.7%
Basic Materials - 4.8%
Air Liquide S.A. (France)	354	$46,185
Allied Nevada Gold Corp.*	778	26,771
Anglo American PLC (United Kingdom)	1,722	72,883
BASF SE (Germany)	1,050	92,561
Bayer AG (Germany)	998	74,094
BHP Billiton Ltd. (Australia)	3,847	150,048
BHP Billiton PLC (United Kingdom)	2,574	83,779
Coeur d’Alene Mines Corp.*	900	25,596
Dow Chemical (The) Co.	2,453	82,200
E.I. du Pont de Nemours & Co.	1,703	86,598
Freeport-McMoRan Copper & Gold, Inc.	1,556	66,223
Hecla Mining Co.	2,700	13,716
Horsehead Holding Corp.*	2,100	23,940
Linde AG (Germany)	198	33,055
Molycorp, Inc.*	1,000	24,700
Newcrest Mining Ltd. (Australia)	889	32,168
Newmont Mining Corp.	839	49,837
Quaker Chemical Corp.	600	24,726
Rio Tinto Ltd. (Australia)	546	39,791
Rio Tinto PLC (United Kingdom)	1,652	94,581
Rockwood Holdings, Inc.*	886	47,180
Syngenta AG (Switzerland)*	123	40,279
Vulcan Materials Co.	1,361	60,646
Westlake Chemical Corp.	800	48,184
WR Grace & Co.*	800	45,568
Xstrata PLC (United Kingdom)	2,463	47,214

		1,432,523

Communications - 9.9%
AboveNet, Inc.*	300	20,868
Acme Packet, Inc.*	778	23,713
Amazon.com, Inc.*	800	143,752
Anixter International, Inc.*	360	25,034
Aruba Networks, Inc.*	1,100	23,749
AT&T, Inc.	11,978	366,407
Cisco Systems, Inc.	10,375	206,255
Comcast Corp., Class A	5,128	150,661
Corning, Inc.	3,252	42,407
Deutsche Telekom AG (Germany)	3,332	39,045
DISH Network Corp., Class A	3,700	107,929
eBay, Inc.*	2,300	82,202
France Telecom S.A. (France)	2,339	35,841
Google, Inc., Class A*	521	322,108
InterDigital, Inc.	200	7,570
IPG Photonics Corp.*	500	26,315
Motorola Solutions, Inc.	3,300	164,340
News Corp., Class A	3,929	78,069
Nokia OYJ (Finland)	5,032	26,521
NTT DoCoMo, Inc. (Japan)	19	32,582
Rackspace Hosting, Inc.*	1,316	68,748
Softbank Corp. (Japan)	900	26,920
Sprint Nextel Corp.*	27,200	67,184
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,368	34,035
Thomson Reuters Corp. (Canada)	1,556	45,093
TIBCO Software, Inc.*	2,137	61,909
Time Warner, Inc.	2,068	76,950
United Online, Inc.	4,400	22,264
Verizon Communications, Inc.	5,317	202,631
Viasat, Inc.*	500	23,065
Vivendi (France)	1,522	32,820
Vodafone Group PLC (United Kingdom)	68,144	184,349
Walt Disney (The) Co.	3,706	155,615
Yahoo!, Inc.*	3,004	44,549

		2,971,500

Consumer, Cyclical - 8.8%
Alaska Air Group, Inc.*	466	31,954
Ascena Retail Group, Inc.*	725	27,985
Bayerische Motoren Werke AG (Germany)	357	33,157
Bebe Stores, Inc.	3,500	31,360
Brunswick Corp.	1,000	23,910
Cabela’s, Inc.*	700	24,836
Cash America International, Inc.	389	18,042
Cie Financiere Richemont S.A. (Switzerland)	605	37,307
Cinemark Holdings, Inc.	1,531	32,029
Columbia Sportswear Co.	507	25,315
CROCS, Inc.*	900	17,685
CVS Caremark Corp.	2,696	121,590
Daimler AG (Germany)	1,073	65,158

Dana Holding Corp.*	1,866	29,856
Deckers Outdoor Corp.*	344	25,717
Dillard’s, Inc., Class A	511	31,243
DSW, Inc., Class A	500	28,200
Ezcorp, Inc., Class A*	500	15,750
Ford Motor Co.*	7,667	94,917
Hennes & Mauritz AB, Class B (Sweden)	1,160	41,950
Honda Motor Co. Ltd. (Japan)	1,749	66,879
Johnson Controls, Inc.	1,244	40,592
Kohl’s Corp.	2,400	119,232
Las Vegas Sands Corp.*	1,300	72,293
McDonald’s Corp.	1,955	194,092
Men’s Wearhouse (The), Inc.	519	20,101
Mitsubishi Corp. (Japan)	1,743	42,875
Mitsui & Co. Ltd. (Japan)	1,551	26,808
NIKE, Inc., Class B	934	100,797
Nintendo Co. Ltd. (Japan)	120	17,791
Nu Skin Enterprises, Inc., Class A	778	44,937
Penske Automotive Group, Inc.	1,244	29,956
Polaris Industries, Inc.	632	41,750
Red Robin Gourmet Burgers, Inc.*	700	24,087
Saks, Inc.*	2,333	27,179
Sally Beauty Holdings, Inc.*	2,100	49,980
Sony Corp. (Japan)	1,497	32,126
Steelcase, Inc., Class A	1,500	13,170
Target Corp.	1,300	73,697
Titan Machinery, Inc.*	1,000	26,190
Toyota Motor Corp. (Japan)	3,187	132,102
Ulta Salon Cosmetics & Fragrance, Inc.*	700	58,267
Under Armour, Inc., Class A*	612	54,615
Volvo AB, Class B (Sweden)	1,925	28,264
Wal-Mart Stores, Inc.	7,044	416,160
Warnaco Group (The), Inc.*	302	17,730
Watsco, Inc.	299	21,346
Wesfarmers Ltd. (Australia)	1,320	41,502
Wolverine World Wide, Inc.	600	22,884
World Fuel Services Corp.	674	28,079

		2,643,442

Consumer, Non-cyclical - 18.0%
Abbott Laboratories	3,013	170,566
Acacia Research - Acacia Technologies*	400	15,800
AMERIGROUP Corp.*	510	34,644
Amgen, Inc.	1,866	126,795
Anheuser-Busch InBev NV (Belgium)	839	56,588
AstraZeneca PLC (United Kingdom)	1,814	81,355
Bristol-Myers Squibb Co.	3,200	102,944
British American Tobacco PLC (United Kingdom)	2,340	118,757
Bruker Corp.*	1,737	27,844
Cardinal Health, Inc.	3,100	128,805
Catalyst Health Solutions, Inc.*	431	26,731
Centene Corp.*	714	34,843
Coca-Cola (The) Co.	4,403	307,593
Cubist Pharmaceuticals, Inc.*	700	30,002
DANONE S.A. (France)	633	42,999
Diageo PLC (United Kingdom)	3,276	78,682
Geo Group (The), Inc.*	800	14,088
Geron Corp.*	6,600	13,200
GlaxoSmithKline PLC (United Kingdom)	6,044	133,915
HEALTHSOUTH Corp.*	1,400	28,504
Healthways, Inc.*	1,500	11,925
Humana, Inc.	1,500	130,650
Imperial Tobacco Group PLC (United Kingdom)	1,257	50,019
Incyte Corp. Ltd.*	1,300	22,048
Intuitive Surgical, Inc.*	300	153,486
Invacare Corp.*	437	7,215
JM Smucker (The) Co.	1,100	82,852
Johnson & Johnson	5,560	361,845
Kraft Foods, Inc., Class A	3,335	126,963
Lancaster Colony Corp.	231	15,054
Lexicon Pharmaceuticals, Inc.*	15,300	26,010
Live Nation Entertainment, Inc.*	2,877	26,814
Magellan Health Services, Inc.*	267	12,618
MannKind Corp.*	7,400	17,316
Mastercard, Inc., Class A	199	83,580
Medicis Pharmaceutical Corp., Class A	700	24,458
Merck & Co., Inc.	6,163	235,242
Micromet, Inc.*	4,400	48,356
Molina Healthcare, Inc.*	656	22,278
Navigant Consulting, Inc.*	2,300	31,073
Nestle S.A. (Switzerland)	4,259	261,446
Novartis AG (Switzerland)	2,667	145,925
Novo Nordisk A/S, Class B (Denmark)	519	73,072
Onyx Pharmaceuticals, Inc.*	800	30,656
Pfizer, Inc.	15,874	334,941
Procter & Gamble (The) Co.	5,624	379,732
Quidel Corp.*	1,600	22,688

Roche Holding AG (Switzerland)	831	145,288
Rollins, Inc.	1,302	26,379
Ruddick Corp.	373	15,278
Salix Pharmaceuticals Ltd.*	778	38,371
Sanofi (France)	1,312	97,423
Seaboard Corp.	13	24,871
Seattle Genetics, Inc.*	1,400	25,844
Select Medical Holdings Corp.*	2,566	21,606
Sirona Dental Systems, Inc.*	620	30,938
Sotheby’s	856	33,675
Takeda Pharmaceutical Co. Ltd. (Japan)	781	35,412
Tesco PLC (United Kingdom)	10,280	51,909
Teva Pharmaceutical Industries Ltd. (Israel)	1,185	53,158
Tootsie Roll Industries, Inc.	600	13,950
TreeHouse Foods, Inc.*	466	26,842
Unilever NV (Netherlands)	1,885	62,863
Unilever PLC (United Kingdom)	1,475	47,855
United Rentals, Inc.*	700	29,176
UnitedHealth Group, Inc.	2,025	112,894
Viropharma, Inc.*	1,000	32,060
Visa, Inc., Class A	1,417	164,897

		5,403,606

Diversified - 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	3,000	29,823
LVMH Moet Hennessy Louis Vuitton S.A. (France)	253	42,745

		72,568

Energy - 11.1%
Berry Petroleum Co., Class A	417	22,501
BG Group PLC (United Kingdom)	4,130	100,117
Bill Barrett Corp.*	420	12,277
BP PLC (United Kingdom)	23,413	184,163
Cameron International Corp.*	2,100	116,991
CARBO Ceramics, Inc.	212	19,430
Chevron Corp.	3,934	429,277
ConocoPhillips	2,748	210,359
Crosstex Energy, Inc.	2,000	27,460
Dril-Quip, Inc.*	508	35,555
El Paso Corp	7,000	194,670
Endeavour International Corp.*	1,800	20,826
ENI S.p.A (Italy)	3,071	71,111
EQT Corp.	1,200	63,624
Exxon Mobil Corp.	9,633	833,254
Halliburton Co.	1,600	58,544
McMoRan Exploration Co.*	1,500	21,000
Peabody Energy Corp.	2,351	82,003
Royal Dutch Shell PLC, Class A (United Kingdom)	4,213	153,883
Royal Dutch Shell PLC, Class B (United Kingdom)	3,137	116,736
RPC, Inc.	1,770	28,338
Schlumberger Ltd. (Netherland Antilles)	2,571	199,535
Southwestern Energy Co.*	2,803	92,667
Statoil ASA (Norway)	1,410	40,592
Total S.A. (France)	2,559	143,739
Vantage Drilling Co.*	15,200	19,912
Woodside Petroleum Ltd. (Australia)	903	36,333

		3,334,897

Financial - 18.0%
1st Source Corp.	1,200	29,460
Alexander’s, Inc. REIT	50	18,973
Allianz SE (Germany)	599	72,941
Allstate (The) Corp.	5,100	160,293
Alterra Capital Holdings Ltd. (Bermuda)	1,200	27,552
American Campus Communities, Inc. REIT	776	31,932
American Capital Agency Corp. REIT	1,400	42,994
American Capital Ltd.*	4,666	41,574
American Express Co.	2,255	119,267
American International Group, Inc.*	3,800	111,036
Apollo Investment Corp.	2,644	18,561
Australia & New Zealand Banking Group Ltd. (Australia)	3,046	72,239
AvalonBay Communities, Inc. REIT	800	103,736
AXA S.A. (France)	2,101	34,021
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,911	53,207
Banco Santander S.A. (Spain)	10,538	87,780
Bank of America Corp.	21,911	174,631
Barclays PLC (United Kingdom)	18,651	72,995
Berkshire Hathaway, Inc., Class B*	4,894	383,935
BioMed Realty Trust, Inc. REIT	1,556	28,662
BNP Paribas (France)	1,433	70,227
Boston Private Financial Holdings, Inc	4,300	40,979
Boston Properties, Inc. REIT	1,200	121,859
CBL & Associates Properties, Inc. REIT	1,944	34,273
Charles Schwab (The) Corp.	2,178	30,231
Chemical Financial Corp.	1,400	30,884
Citigroup, Inc.	5,857	195,155
Cohen & Steers, Inc.	300	9,882

Commonwealth Bank of Australia (Australia)	1,899	101,419
Credit Acceptance Corp.*	266	25,605
Credit Suisse Group AG (Switzerland)*	1,656	44,688
DCT Industrial Trust, Inc. REIT	900	5,094
Deutsche Bank AG (Germany) (a)	1,301	61,008
Entertainment Properties Trust REIT	622	28,301
Equity Lifestyle Properties, Inc. REIT	390	25,939
Equity One, Inc. REIT	1,284	24,422
Equity Residential REIT	544	30,948
Franklin Resources, Inc.	448	52,815
GAMCO Investors, Inc., Class A	300	13,833
Goldman Sachs Group (The), Inc.	1,013	116,637
Hatteras Financial Corp. REIT	800	22,784
HCP, Inc. REIT	3,700	146,149
HFF, Inc., Class A*	1,700	24,497
Highwoods Properties, Inc. REIT	616	19,712
Home Properties, Inc.	466	26,856
HSBC Holdings PLC (United Kingdom)	23,017	204,175
ING Groep NV (Netherlands)*	5,507	49,048
Invesco Mortgage Capital, Inc. REIT	800	13,704
JPMorgan Chase & Co.	7,607	298,498
Kilroy Realty Corp. REIT	700	30,688
LaSalle Hotel Properties REIT	934	24,919
Lloyds Banking Group PLC (United Kingdom)*	62,011	34,606
Meadowbrook Insurance Group, Inc.	2,700	25,704
MFA Financial, Inc. REIT	4,122	30,091
Mid-America Apartment Communities, Inc. REIT	440	27,443
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,564	70,384
Mizuho Financial Group, Inc. (Japan)	20,230	33,992
National Australia Bank Ltd. (Australia)	2,568	65,675
National Retail Properties, Inc. REIT	850	22,653
NewStar Financial, Inc.*	2,500	24,650
Nordea Bank AB (Sweden)	3,631	35,229
OMEGA Healthcare Investors, Inc. REIT	1,273	25,931
PennantPark Investment Corp.	2,300	25,392
Pinnacle Financial Partners, Inc.*	1,800	29,808
Post Properties, Inc. REIT	500	21,835
Primerica, Inc.	800	20,016
ProAssurance Corp.	308	27,030
Prosperity Bancshares, Inc.	415	18,152
Prudential PLC (United Kingdom)	3,424	38,971
Public Storage REIT	312	41,830
S&T Bancorp, Inc.	1,500	31,815
Signature Bank*	422	25,050
Simon Property Group, Inc. REIT	513	69,501
Societe Generale (France)	958	31,077
Standard Chartered PLC (United Kingdom)	2,556	66,044
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,352	46,052
SVB Financial Group*	422	25,016
T. Rowe Price Group, Inc.	2,444	150,526
Tanger Factory Outlet Centers, Inc. REIT	996	29,163
UBS AG (Switzerland)*	5,116	71,840
Universal Health Realty Income Trust REIT	622	23,505
Washington Real Estate Investment Trust REIT	875	25,918
Wells Fargo & Co.	9,771	305,734
WesBanco, Inc.	1,400	27,300
Westamerica Bancorporation	400	18,944
Westpac Banking Corp. (Australia)	3,674	82,964
Weyerhaeuser Co. REIT	5,081	106,141
Zurich Financial Services AG (Switzerland)*	179	45,264

		5,412,264

Industrial - 8.3%
ABB Ltd. (Switzerland)*	2,529	51,992
Actuant Corp., Class A	800	22,536
Acuity Brands, Inc.	544	33,831
AO Smith Corp.	500	22,580
Brady Corp., Class A	778	24,857
Caterpillar, Inc.	1,183	135,110
CIE de St-Gobain (France)	551	26,269
CLARCOR, Inc.	485	24,478
Clean Harbors, Inc.*	476	31,968
Cymer, Inc.*	400	18,392
Drew Industries, Inc.*	1,200	32,880
Eaton Corp.	598	31,210
Emerson Electric Co.	1,294	65,100
EnerSys*	622	20,887
FANUC Corp. (Japan)	234	42,585
FedEx Corp.	544	48,955
FEI Co.*	500	22,260
General Dynamics Corp.	772	56,534
General Electric Co.	21,315	406,051
Genesee & Wyoming, Inc., Class A*	500	29,710
Golar LNG Ltd. (Bermuda)	700	29,729
GrafTech International Ltd.*	1,570	19,955
Greenbrier Cos., Inc.*	1,200	30,336
HEICO Corp.	500	27,340

Hitachi Ltd. (Japan)	5,000	29,219
Ingersoll-Rand PLC (Ireland)	3,434	136,948
Jacobs Engineering Group, Inc.*	1,200	55,464
John Bean Technologies Corp.	1,400	24,178
Komatsu Ltd. (Japan)	1,088	32,557
Koninklijke Philips Electronics NV (Netherlands)	1,235	26,028
Measurement Specialties, Inc.*	800	26,016
Mitsubishi Electric Corp. (Japan)	2,333	21,013
Multi-Fineline Electronix, Inc.*	1,300	34,268
Nordson Corp.	633	34,796
Norfolk Southern Corp.	700	48,230
Old Dominion Freight Line, Inc.*	600	26,106
Polypore International, Inc.*	500	20,560
Republic Services, Inc.	3,523	105,091
Robbins & Myers, Inc.	400	19,524
Sauer-Danfoss, Inc.*	500	27,070
Schneider Electric S.A. (France)	626	42,716
Siemens AG (Germany)	1,050	105,147
Silgan Holdings, Inc.	790	33,591
Stanley Black & Decker, Inc.	1,500	115,200
Teledyne Technologies, Inc.*	400	23,840
Thermo Fisher Scientific, Inc.*	778	44,050
Triumph Group, Inc.	500	31,900
United Parcel Service, Inc., Class B	1,758	135,172
Vinci S.A. (France)	514	26,874

		2,481,103

Technology - 12.3%
Accenture PLC, Class A (Ireland)	1,200	71,448
Activision Blizzard, Inc.	9,900	118,305
Apple, Inc.*	1,561	846,749
Ariba, Inc.*	1,100	34,617
CACI International, Inc., Class A*	459	27,145
Canon, Inc. (Japan)	1,300	59,106
Concur Technologies, Inc.*	668	39,379
Deltek, Inc.*	3,500	38,605
EPIQ Systems, Inc.	1,800	20,682
Fortinet, Inc.*	1,600	43,280
Hewlett-Packard Co.	4,200	106,302
Intel Corp.	10,235	275,117
International Business Machines Corp.	2,313	455,037
Jack Henry & Associates, Inc.	911	30,737
Mantech International Corp., Class A	400	13,416
Mentor Graphics Corp.*	1,000	15,160
Microsemi Corp.*	1,000	20,920
Microsoft Corp.	15,748	499,841
Monolithic Power Systems, Inc.*	1,900	35,321
Monotype Imaging Holdings, Inc.*	1,900	26,657
Omnicell, Inc.*	1,500	22,380
Oracle Corp.	10,200	298,554
Parametric Technology Corp.*	1,523	40,664
QLIK Technologies, Inc.*	900	27,243
QUALCOMM, Inc.	3,200	198,976
Quality Systems, Inc.	564	24,179
Quest Software, Inc.*	1,258	25,185
Riverbed Technology, Inc.*	1,950	55,517
Silicon Graphics International Corp.*	1,600	15,504
Silicon Image, Inc.*	4,100	21,197
TriQuint Semiconductor, Inc.*	1,837	11,830
VeriFone Systems, Inc.*	1,088	52,104
Xerox Corp	12,498	102,858

		3,674,015

Utilities - 1.3%
CenterPoint Energy, Inc.	3,800	74,062
E.ON AG (Germany)	2,157	49,817
ENEL S.p.A (Italy)	8,256	33,265
GDF Suez (France)	1,434	37,349
Iberdrola S.A. (Spain)	5,525	32,830
National Grid PLC (United Kingdom)	4,455	45,653
Piedmont Natural Gas Co., Inc.	1,012	32,789
South Jersey Industries, Inc.	300	15,600
Southern Co.	1,502	66,372

		387,737

TOTAL COMMON STOCKS
(Cost $27,273,293)		27,813,655

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	175	32,856

TOTAL PREFERRED STOCKS
(Cost $37,426)		32,856

	Principal Amount	Value
CORPORATE BONDS - 4.5%
Basic Materials - 0.1%
Barrick North America Finance LLC
5.70%, 5/30/41	$15,000	$17,808

Communications - 0.7%
America Movil S.A.B de CV (Mexico)
6.125%, 3/30/40	8,000	9,702
BellSouth Corp.
6.00%, 11/15/34	74,000	82,814
Cisco Systems, Inc.
5.90%, 2/15/39	20,000	25,427
Comcast Corp.
6.45%, 3/15/37	33,000	41,349
Time Warner Cable, Inc.
6.55%, 5/01/37	36,000	43,599
Verizon Communications, Inc.
6.00%, 4/01/41	8,000	10,000

		212,891

Consumer, Cyclical - 0.5%
CVS Caremark Corp.
6.302%, 6/01/37 (b)	14,000	13,931
6.125%, 9/15/39	15,000	18,806
Home Depot, Inc.
5.95%, 4/01/41	10,000	12,948
Johnson Controls, Inc.
5.70%, 3/01/41	8,000	9,111
Target Corp.
7.00%, 1/15/38	26,000	37,115
Wal-Mart Stores, Inc.
6.50%, 8/15/37	42,000	57,361

		149,272

Consumer, Non-cyclical - 0.7%
Aetna, Inc.
6.625%, 6/15/36	5,000	6,430
Anheuser-Busch InBev Worldwide, Inc.
8.00%, 11/15/39	13,000	20,198
Archer-Daniels-Midland Co.
5.765%, 3/01/41	10,000	12,695
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	27,000	36,735
Bristol-Myers Squibb Co.
5.875%, 11/15/36	17,000	21,886
Eli Lilly & Co.
5.55%, 3/15/37	19,000	23,228
Johnson & Johnson
5.95%, 8/15/37	15,000	20,209
Kroger (The) Co.
5.40%, 7/15/40	9,000	9,895
Procter & Gamble (The) Co.
5.55%, 3/05/37	31,000	40,260
Unilever Capital Corp.
5.90%, 11/15/32	17,000	22,149

		213,685

Energy - 0.6%
Apache Corp.
6.00%, 1/15/37	15,000	19,480
Hess Corp.
5.60%, 2/15/41	20,000	23,335
Marathon Petroleum Corp.
6.50%, 3/01/41	11,000	12,475
Oneok Partners LP
6.125%, 2/01/41	10,000	11,870
Petrobras International Finance Co. - Pifco (Cayman Islands)
6.75%, 1/27/41	12,000	14,001
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	25,000	35,134
Suncor Energy, Inc. (Canada)
6.50%, 6/15/38	18,000	23,391
TransCanada PipeLines Ltd. (Canada)
7.625%, 1/15/39	12,000	17,793
Transocean, Inc. (Cayman Islands)
6.80%, 3/15/38	15,000	17,595

		175,074

Financial - 0.7%
Allstate (The) Corp.
5.55%, 5/09/35	33,000	37,402
Bank of America NA
6.00%, 10/15/36	30,000	29,072
Chubb Corp.
6.00%, 5/11/37	17,000	21,457
General Electric Capital Corp., MTN
5.875%, 1/14/38	19,000	21,316
Goldman Sachs Capital II
5.793%, 6/01/43 (b)	8,000	5,580
JPMorgan Chase & Co.
5.50%, 10/15/40	28,000	30,355

Principal Financial Group, Inc.
6.05%, 10/15/36	6,000	6,478
Prudential Financial, Inc., MTN
6.20%, 11/15/40	15,000	17,329
Wachovia Bank NA, MTN
6.60%, 1/15/38	28,000	34,193

		203,182

Industrial - 0.4%
Burlington Northern Santa Fe LLC
6.15%, 5/01/37	27,000	33,870
Caterpillar, Inc.
5.20%, 5/27/41	12,000	14,570
CSX Corp.
6.00%, 10/01/36	28,000	33,935
GE Capital Trust I
6.375%, 11/15/67 (b)	8,000	8,140
Lockheed Martin Corp., Series B
6.15%, 9/01/36	4,000	4,934
Norfolk Southern Corp.
7.90%, 5/15/97	7,000	10,634
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	9,555
United Technologies Corp.
6.125%, 7/15/38	17,000	22,659

		138,297

Technology - 0.1%
Oracle Corp.
5.375%, 7/15/40	22,000	26,858

Utilities - 0.7%
Florida Power & Light Co.
5.95%, 2/01/38	11,000	14,532
5.25%, 2/01/41	14,000	17,239
Georgia Power Co.
5.40%, 6/01/40	15,000	17,940
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	55,000	68,458
Pacific Gas & Electric Co.
6.05%, 3/01/34	52,000	65,400
Southern California Edison Co.
6.05%, 3/15/39	4,000	5,382
Southern California Gas Co.
5.125%, 11/15/40	14,000	17,064

		206,015

TOTAL CORPORATE BONDS
(Cost $1,195,481)		1,343,082

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 1.9%
United States Treasury Bonds/Notes - 1.9%
4.375%, 11/15/39	100,000	125,688
4.625%, 2/15/40	100,000	130,656
4.375%, 5/15/40	88,500	111,316
3.875%, 8/15/40	90,000	104,344
4.75%, 2/15/41	80,000	106,712

		578,716

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $474,597)		578,716

SOVEREIGN BONDS - 0.5%
Federative Republic of Brazil (Brazil)
7.125%, 1/20/37	48,000	66,624
Panama Government International Bond (Panama)
6.70%, 1/26/36	24,000	31,392
Tennessee Valley Authority
4.875%, 1/15/48	37,000	44,120

TOTAL SOVEREIGN BONDS
(Cost $124,557)		142,136

TOTAL INVESTMENTS - 99.7%
(Cost $29,105,354) (c)		29,910,445
Other assets less liabilities - 0.3%		99,182

NET ASSETS - 100.0%		$30,009,627

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 2/29/2012	Interest Income
Deutsche Bank AG (Common Stock)	$72,637	$13,014	$(8,667)	$(16,246)	$270	$61,008	$—

(b)	Variable Rate Coupon. Stated interest rate was in effect at February 29, 2012.
(c)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $805,091 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,046,621 and aggregate gross unrealized depreciation of $3,241,530.

SCHEDULE OF INVESTMENTS

DB-X IN-TARGET DATE FUND

February 29, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 28.5%
Basic Materials - 1.5%
Air Liquide S.A. (France)	44	$5,741
Allied Nevada Gold Corp.*	125	4,301
Anglo American PLC (United Kingdom)	307	12,994
BASF SE (Germany)	142	12,518
Bayer AG (Germany)	135	10,023
BHP Billiton Ltd. (Australia)	633	24,690
BHP Billiton PLC (United Kingdom)	453	14,744
Coeur d’Alene Mines Corp.*	125	3,555
Dow Chemical (The) Co.	351	11,762
E.I. du Pont de Nemours & Co.	240	12,204
Freeport-McMoRan Copper & Gold, Inc.	200	8,512
Hecla Mining Co.	400	2,032
Horsehead Holding Corp.*	300	3,420
Linde AG (Germany)	58	9,683
Molycorp, Inc.*	200	4,940
Newcrest Mining Ltd. (Australia)	230	8,322
Newmont Mining Corp.	162	9,623
Quaker Chemical Corp.	100	4,121
Rio Tinto Ltd. (Australia)	129	9,401
Rio Tinto PLC (United Kingdom)	350	20,038
Rockwood Holdings, Inc.*	80	4,260
Syngenta AG (Switzerland)*	48	15,718
Vulcan Materials Co.	225	10,026
Westlake Chemical Corp.	100	6,023
WR Grace & Co.*	100	5,696
Xstrata PLC (United Kingdom)	517	9,911

		244,258

Communications - 3.1%
AboveNet, Inc.*	100	6,956
Acme Packet, Inc.*	150	4,572
Amazon.com, Inc.*	110	19,766
Aruba Networks, Inc.*	200	4,318
AT&T, Inc.	1,896	57,999
Cisco Systems, Inc.	1,707	33,936
Comcast Corp., Class A	871	25,589
Corning, Inc.	585	7,628
Deutsche Telekom AG (Germany)	450	5,273
DISH Network Corp., Class A	600	17,501
eBay, Inc.*	400	14,296
France Telecom S.A. (France)	299	4,582
Google, Inc., Class A*	88	54,405
InterDigital, Inc.	100	3,785
IPG Photonics Corp.*	100	5,263
Motorola Solutions, Inc.	500	24,900
News Corp., Class A	587	11,664
Nokia OYJ (Finland)	566	2,983
NTT DoCoMo, Inc. (Japan)	2	3,430
Rackspace Hosting, Inc.*	249	13,008
Softbank Corp. (Japan)	300	8,973
Sprint Nextel Corp.*	4,400	10,868
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	922	9,317
Thomson Reuters Corp. (Canada)	225	6,521
TIBCO Software, Inc.*	322	9,328
Time Warner, Inc.	351	13,061
United Online, Inc.	700	3,542
Verizon Communications, Inc.	810	30,869
Viasat, Inc.*	100	4,613
Vivendi (France)	201	4,334
Vodafone Group PLC (United Kingdom)	11,988	32,431
Walt Disney (The) Co.	595	24,983
Yahoo!, Inc.*	450	6,674

		487,368

Consumer, Cyclical - 2.7%
Alaska Air Group, Inc.*	75	5,143
Ascena Retail Group, Inc.*	180	6,948
Bayerische Motoren Werke AG (Germany)	98	9,102
Bebe Stores, Inc.	600	5,376
Brunswick Corp.	200	4,782
Cabela’s, Inc.*	100	3,548
Cash America International, Inc.	100	4,638

Cie Financiere Richemont S.A. (Switzerland)	100	6,166
Cinemark Holdings, Inc.	281	5,879
Columbia Sportswear Co.	35	1,748
CROCS, Inc.*	100	1,965
CVS Caremark Corp.	432	19,483
Daimler AG (Germany)	130	7,894
Dana Holding Corp.*	300	4,800
Deckers Outdoor Corp.*	75	5,607
Dillard’s, Inc., Class A	50	3,057
DSW, Inc., Class A	100	5,640
Ezcorp, Inc., Class A*	100	3,150
Ford Motor Co.	1,247	15,438
Hennes & Mauritz AB, Class B (Sweden)	154	5,569
Honda Motor Co. Ltd. (Japan)	258	9,865
Johnson Controls, Inc.	225	7,342
Kohl’s Corp.	400	19,872
Las Vegas Sands Corp.*	200	11,122
McDonald’s Corp.	321	31,869
Men’s Wearhouse (The), Inc.	112	4,338
Mitsubishi Corp. (Japan)	249	6,125
Mitsui & Co. Ltd. (Japan)	360	6,223
Nike, Inc., Class B	150	16,188
Nintendo Co. Ltd. (Japan)	16	2,372
Nu Skin Enterprises, Inc., Class A	150	8,664
Penske Automotive Group, Inc.	200	4,816
Red Robin Gourmet Burgers, Inc.*	100	3,441
Saks, Inc.*	375	4,369
Sally Beauty Holdings, Inc.*	300	7,140
Sony Corp. (Japan)	169	3,627
Steelcase, Inc., Class A	200	1,756
Target Corp.	200	11,338
Titan Machinery, Inc.*	200	5,238
Toyota Motor Corp. (Japan)	480	19,897
Ulta Salon Cosmetics & Fragrance, Inc.*	100	8,324
Under Armour, Inc., Class A*	50	4,462
Wal-Mart Stores, Inc.	1,175	69,419
Warnaco Group (The), Inc.*	83	4,873
Watsco, Inc.	75	5,354
Wesfarmers Ltd. (Australia)	310	9,747
Wolverine World Wide, Inc.	100	3,814
World Fuel Services Corp.	158	6,582

		424,110

Consumer, Non-cyclical - 5.6%
Abbott Laboratories	471	26,663
Acacia Research - Acacia Technologies*	100	3,950
AMERIGROUP Corp.*	36	2,445
Amgen, Inc.	300	20,385
Anheuser-Busch InBev NV (Belgium)	112	7,554
AstraZeneca PLC (United Kingdom)	207	9,284
Brink’s (The) Co.	100	2,525
Bristol-Myers Squibb Co.	500	16,085
British American Tobacco PLC (United Kingdom)	279	14,159
Bruker Corp.*	244	3,911
Cardinal Health, Inc.	500	20,775
Catalyst Health Solutions, Inc.*	120	7,442
Centene Corp.*	150	7,320
Coca-Cola (The) Co.	796	55,608
Cubist Pharmaceuticals, Inc.*	100	4,286
DANONE S.A. (France)	130	8,831
Diageo PLC (United Kingdom)	378	9,079
Geo Group (The), Inc.*	100	1,761
Geron Corp.*	1,100	2,200
GlaxoSmithKline PLC (United Kingdom)	1,161	25,724
HEALTHSOUTH Corp.*	225	4,581
Healthways, Inc.*	200	1,590
Humana, Inc.	300	26,131
Imperial Tobacco Group PLC (United Kingdom)	290	11,540
Incyte Corp. Ltd.*	200	3,392
Intuitive Surgical, Inc.*	50	25,581
JM Smucker (The) Co.	200	15,064
Johnson & Johnson	936	60,914
Kraft Foods, Inc., Class A	506	19,263
Lancaster Colony Corp.	64	4,171
Lexicon Pharmaceuticals, Inc.*	2,500	4,250
Live Nation Entertainment, Inc.*	450	4,194
Magellan Health Services, Inc.*	103	4,868
MannKind Corp.*	1,200	2,808
MasterCard, Inc., Class A	35	14,700

Medicis Pharmaceutical Corp., Class A	100	3,494
Merck & Co., Inc.	974	37,178
Micromet, Inc.*	700	7,693
Navigant Consulting, Inc.*	400	5,404
Nestle S.A. (Switzerland)	679	41,681
Novartis AG (Switzerland)	463	25,333
Novo Nordisk A/S, Class B (Denmark)	79	11,123
Onyx Pharmaceuticals, Inc.*	100	3,832
Pfizer, Inc.	2,610	55,070
Procter & Gamble (The) Co.	845	57,054
Quidel Corp.*	300	4,254
Roche Holding AG (Switzerland)	164	28,673
Rollins, Inc.	330	6,686
Ruddick Corp.	128	5,243
Salix Pharmaceuticals Ltd.*	150	7,398
Sanofi (France)	168	12,475
Seaboard Corp.*	2	3,826
Seattle Genetics, Inc.*	200	3,692
Select Medical Holdings Corp.*	300	2,526
Sirona Dental Systems, Inc.*	20	998
Sotheby’s	150	5,901
Takeda Pharmaceutical Co. Ltd. (Japan)	160	7,255
Tesco PLC (United Kingdom)	1,246	6,292
Teva Pharmaceutical Industries Ltd. (Israel)	187	8,389
Tootsie Roll Industries, Inc.	100	2,325
TreeHouse Foods, Inc.*	75	4,320
Unilever NV (Netherlands)	346	11,539
Unilever PLC (United Kingdom)	197	6,392
United Rentals, Inc.*	100	4,168
UnitedHealth Group, Inc.	339	18,899
ViroPharma, Inc.*	100	3,206
Visa, Inc., Class A	222	25,834

		881,187

Diversified - 0.1%
Compass Diversified Holdings	100	1,493
LVMH Moet Hennessy Louis Vuitton S.A. (France)	46	7,772

		9,265

Energy - 3.3%
Berry Petroleum Co., Class A	175	9,443
BG Group PLC (United Kingdom)	585	14,181
Bill Barrett Corp.*	22	643
BP PLC (United Kingdom)	3,141	24,707
Cameron International Corp.*	300	16,713
Chevron Corp.	646	70,492
ConocoPhillips	426	32,610
Crosstex Energy, Inc.	300	4,119
Dril-Quip, Inc.*	75	5,249
El Paso Corp.	1,100	30,591
Endeavour International Corp.*	300	3,471
ENI S.p.A (Italy)	414	9,586
EQT Corp.	200	10,604
Exxon Mobil Corp.	1,581	136,756
Halliburton Co.	300	10,977
McMoRan Exploration Co.*	200	2,800
Peabody Energy Corp.	343	11,964
Royal Dutch Shell PLC, Class A (United Kingdom)	595	21,733
Royal Dutch Shell PLC, Class B (United Kingdom)	459	17,081
RPC, Inc.	180	2,882
Schlumberger Ltd. (Netherland Antilles)	433	33,605
Southwestern Energy Co.*	434	14,348
Statoil ASA (Norway)	657	18,914
Total S.A. (France)	350	19,660
Vantage Drilling Co.*	2,400	3,144
Woodside Petroleum Ltd. (Australia)	88	3,541

		529,814

Financial - 5.6%
1st Source Corp.	200	4,910
Alexander’s, Inc. REIT	13	4,933
Allianz SE (Germany)	73	8,889
Allstate (The) Corp.	800	25,144
Alterra Capital Holdings Ltd. (Bermuda)	200	4,592
American Campus Communities, Inc. REIT	164	6,749
American Capital Agency Corp.,	200	6,142
American Capital Ltd.*	749	6,674
American Express Co.	375	19,833
American International Group, Inc.*	600	17,532

Apollo Investment Corp.	450	3,159
Australia & New Zealand Banking Group Ltd. (Australia)	668	15,842
AvalonBay Communities, Inc. REIT	100	12,967
AXA S.A. (France)	240	3,886
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	492	4,429
Banco Santander S.A. (Spain)	2,074	17,276
Bank of America Corp.	3,589	28,604
Barclays PLC (United Kingdom)	2,950	11,546
Berkshire Hathaway, Inc., Class B*	808	63,388
BioMed Realty Trust, Inc.	225	4,145
BNP Paribas (France)	285	13,967
Boston Private Financial Holdings, Inc.	700	6,671
Boston Properties, Inc. REIT	225	22,849
CBL & Associates Properties, Inc. REIT	300	5,289
Charles Schwab (The) Corp.	451	6,260
Chemical Financial Corp.	200	4,412
Citigroup, Inc.	939	31,287
Cohen & Steers, Inc.	100	3,294
Commonwealth Bank of Australia (Australia)	368	19,654
Credit Acceptance Corp.*	75	7,220
Credit Suisse Group AG (Switzerland)*	139	3,751
DCT Industrial Trust, Inc. REIT	400	2,264
Deutsche Bank AG (Germany) (a)	167	7,831
Entertainment Properties Trust REIT	75	3,413
Equity Lifestyle Properties, Inc.	75	4,988
Equity One, Inc. REIT	230	4,375
Equity Residential REIT	75	4,267
Franklin Resources, Inc.	76	8,960
Goldman Sachs Group (The), Inc.	164	18,883
Hatteras Financial Corp. REIT	100	2,848
HCP, Inc. REIT	600	23,700
HFF, Inc., Class A*	300	4,323
Highwoods Properties, Inc. REIT	145	4,640
Home Properties, Inc.	75	4,322
HSBC Holdings PLC (United Kingdom)	3,503	31,073
ING Groep NV (Netherlands)*	901	8,025
Invesco Mortgage Capital, Inc. REIT	100	1,713
JPMorgan Chase & Co.	1,231	48,305
Kilroy Realty Corp. REIT	50	2,192
LaSalle Hotel Properties REIT	150	4,002
Lloyds Banking Group PLC (United Kingdom)*	8,217	4,586
Meadowbrook Insurance Group, Inc.	400	3,808
MFA Financial, Inc. REIT	581	4,241
Mid-America Apartment Communities, Inc. REIT	60	3,742
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,936	10,046
Mizuho Financial Group, Inc. (Japan)	9,480	15,929
National Australia Bank Ltd. (Australia)	273	6,982
National Retail Properties, Inc. REIT	210	5,597
NewStar Financial, Inc.*	400	3,944
Nordea Bank AB (Sweden)	471	4,570
OMEGA Healthcare Investors, Inc. REIT	219	4,461
PennantPark Investment Corp.	400	4,416
Pinnacle Financial Partners, Inc.*	300	4,968
Post Properties, Inc. REIT	100	4,367
Primerica, Inc.	100	2,502
ProAssurance Corp.	76	6,670
Prosperity Bancshares, Inc.	101	4,418
Prudential PLC (United Kingdom)	931	10,596
Public Storage REIT	75	10,055
S&T Bancorp, Inc.	200	4,242
Signature Bank*	75	4,452
Simon Property Group, Inc. REIT	82	11,109
Societe Generale (France)*	75	2,433
Standard Chartered PLC (United Kingdom)	301	7,777
Sumitomo Mitsui Financial Group, Inc. (Japan)	332	11,309
SVB Financial Group*	75	4,446
T. Rowe Price Group, Inc.	350	21,556
Tanger Factory Outlet Centers, Inc. REIT	110	3,221
UBS AG (Switzerland)*	522	7,330
Universal Health Realty Income Trust REIT	75	2,834
Washington Real Estate Investment Trust REIT	154	4,561
Wells Fargo & Co.	1,699	53,161
WesBanco, Inc.	200	3,900
Westamerica Bancorporation	65	3,078
Westpac Banking Corp. (Australia)	611	13,797
Weyerhaeuser Co. REIT	732	15,291
Zurich Financial Services AG (Switzerland)*	23	5,816

		881,629

Industrial - 2.5%
ABB Ltd. (Switzerland)*	360	7,401
Actuant Corp., Class A	100	2,817
Acuity Brands, Inc.	75	4,664
AO Smith Corp.	100	4,516
Brady Corp., Class A	150	4,793
Caterpillar, Inc.	163	18,616
CIE de St-Gobain (France)	175	8,343
CLARCOR, Inc.	124	6,258
Clean Harbors, Inc.*	150	10,074
Cymer, Inc.*	100	4,598
Drew Industries, Inc.*	200	5,480
Eaton Corp.	70	3,653
Emerson Electric Co.	227	11,421
EnerSys*	100	3,358
Fanuc Corp. (Japan)	60	10,919
FedEx Corp.	75	6,749
FEI Co.*	100	4,452
General Dynamics Corp.	124	9,081
General Electric Co.	3,393	64,637
Genesee & Wyoming, Inc., Class A*	100	5,942
Golar LNG Ltd. (Bermuda)	100	4,247
GrafTech International Ltd.*	300	3,813
Greenbrier Cos., Inc.*	200	5,056
HEICO Corp.	100	5,468
Ingersoll-Rand PLC (Ireland)	525	20,936
Jacobs Engineering Group, Inc.*	200	9,244
John Bean Technologies Corp.	200	3,454
Komatsu Ltd. (Japan)	200	5,985
Koninklijke Philips Electronics NV (Netherlands)	188	3,962
Measurement Specialties, Inc.*	100	3,252
Multi-Fineline Electronix, Inc.*	200	5,272
Nordson Corp.	50	2,749
Norfolk Southern Corp.	100	6,890
Old Dominion Freight Line, Inc.*	100	4,351
Polypore International, Inc.*	100	4,112
Republic Services, Inc.	553	16,496
Robbins & Myers, Inc.	100	4,881
Sauer-Danfoss, Inc.*	100	5,414
Schneider Electric S.A. (France)	74	5,049
Siemens AG (Germany)	142	14,220
Silgan Holdings, Inc.	89	3,784
Stanley Black & Decker, Inc.	200	15,360
Teledyne Technologies, Inc.*	100	5,960
Thermo Fisher Scientific, Inc.*	150	8,493
Triumph Group, Inc.	100	6,380
United Parcel Service, Inc., Class B	308	23,682
Vinci S.A. (France)	71	3,712

		399,994

Technology - 3.7%
Accenture PLC, Class A (Ireland)	200	11,908
Activision Blizzard, Inc.	1,600	19,120
Apple, Inc.*	252	136,695
Ariba, Inc.*	200	6,294
Canon, Inc. (Japan)	300	13,640
Concur Technologies, Inc.*	120	7,074
Deltek, Inc.*	600	6,618
EPIQ Systems, Inc.	300	3,447
Fortinet, Inc.*	300	8,115
Hewlett-Packard Co.	700	17,717
Intel Corp.	1,574	42,309
International Business Machines Corp.	375	73,774
Jack Henry & Associates, Inc.	102	3,441
Mantech International Corp., Class A	100	3,354
MedAssets, Inc.*	200	2,856
Mentor Graphics Corp.*	300	4,548
Microsemi Corp.*	200	4,184
Microsoft Corp.	2,502	79,413
Monolithic Power Systems, Inc.*	300	5,577
Monotype Imaging Holdings, Inc.*	300	4,209
Omnicell, Inc.*	200	2,984
Oracle Corp.	1,600	46,832
Parametric Technology Corp.*	194	5,180
QLIK Technologies, Inc.*	200	6,054
QUALCOMM, Inc.	500	31,090
Quest Software, Inc.*	231	4,625
Riverbed Technology, Inc.*	222	6,320
Silicon Graphics International Corp.*	300	2,907

Silicon Image, Inc.*	700	3,619
TriQuint Semiconductor, Inc.*	375	2,415
VeriFone Systems, Inc.*	50	2,395
Xerox Corp.	2,048	16,855

		585,569

Utilities - 0.4%
CenterPoint Energy, Inc.	600	11,694
E.ON AG (Germany)	309	7,136
ENEL S.p.A (Italy)	816	3,288
GDF Suez (France)	185	4,818
Iberdrola S.A. (Spain)	1,324	7,867
National Grid PLC (United Kingdom)	1,041	10,668
Piedmont Natural Gas Co., Inc.	177	5,735
South Jersey Industries, Inc.	100	5,200
Southern Co.	232	10,253

		66,659

TOTAL COMMON STOCKS
(Cost $4,156,009)		4,509,853

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	47	8,824

TOTAL PREFERRED STOCKS
(Cost $10,052)		8,824

	Principal Amount	Value
CORPORATE BONDS - 9.6%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$22,000	$23,065

Communications - 0.5%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	20,000	21,762
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	50,000	53,923
Google, Inc.
1.25%, 5/19/14	10,000	10,192

		85,877

Consumer, Cyclical - 0.2%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	29,000	30,394

Consumer, Non-cyclical - 0.4%
Kroger (The) Co.
5.50%, 2/01/13	40,000	41,720
Wyeth
5.50%, 2/01/14	26,000	28,439

		70,159

Energy - 0.7%
Apache Corp.
5.25%, 4/15/13	20,000	21,050
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	30,000	31,773
Spectra Energy Capital LLC
6.25%, 2/15/13	60,000	62,973

		115,796

Financial - 5.8%
Bank of America Corp., MTN
3.125%, 6/15/12	108,000	108,921
Bank of America Corp.
4.875%, 1/15/13	112,000	114,647
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	52,000	55,778
Boeing Capital Corp.
5.80%, 1/15/13	54,000	56,530
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	20,000	22,091
Citigroup, Inc.
6.375%, 8/12/14	25,000	27,136
General Electric Capital Corp., Series G, MTN
5.25%, 10/19/12	20,000	20,598
HSBC Finance Corp.
6.375%, 11/27/12	77,000	79,763
John Deere Capital Corp.
7.00%, 3/15/12	44,000	44,107

JPMorgan Chase & Co.
5.75%, 1/02/13	224,000	232,833
Morgan Stanley
5.30%, 3/01/13	64,000	65,905
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	36,000	39,064
Wachovia Corp.
5.25%, 8/01/14	44,000	47,529

		914,902

Government - 1.4%
European Investment Bank, MTN (Supranational)
4.625%, 5/15/14	156,000	168,397
Inter-American Development Bank (Supranational)
4.375%, 9/20/12	50,000	51,073

		219,470

Technology - 0.2%
Hewlett-Packard Co.
6.125%, 3/01/14	26,000	28,425

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	40,000	43,026

TOTAL CORPORATE BONDS
(Cost $1,506,625)		1,531,114

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 61.4%
Federal Home Loan Banks - 1.1%
1.125%, 5/18/12	170,000	170,374

Federal Home Loan Mortgage Corp. - 4.6%
2.125%, 3/23/12	170,000	170,209
4.50%, 1/15/13	539,000	559,233

		729,442

Federal National Mortgage Association - 0.7%
1.50%, 6/26/13	110,000	111,811

United States Treasury Bonds/Notes - 55.0%
1.375%, 5/15/12	158,700	159,140
4.75%, 5/31/12	575,800	582,503
1.75%, 8/15/12	254,000	255,905
1.375%, 9/15/12	553,000	556,716
1.375%, 10/15/12	565,000	569,326
1.125%, 12/15/12	577,000	581,350
2.875%, 1/31/13	702,500	719,898
2.50%, 3/31/13	545,000	558,540
1.125%, 6/15/13	390,000	394,479
1.00%, 7/15/13	119,000	120,237
3.375%, 7/31/13	484,000	505,383
3.125%, 8/31/13	535,000	557,884
0.75%, 9/15/13	565,000	569,215
0.75%, 12/15/13	575,000	579,739
1.25%, 2/15/14	500,000	509,239
1.00%, 5/15/14	678,000	687,906
4.75%, 5/15/14	727,500	798,089

		8,705,549

TOTAL UNITED STATES GOVERNMENT & AGENCIES
(Cost $9,675,588)		9,717,176
SOVEREIGN BOND - 0.2%
United Mexican States, Series A, MTN (Mexico)
6.375%, 1/16/13	30,000	31,350

(Cost $31,440)
TOTAL INVESTMENTS - 99.8%
(Cost $15,379,714) (b)		15,798,317
Other assets less liabilities - 0.2%		32,021

NET ASSETS - 100.0%		$15,830,338

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 2/29/2012	Interest Income
Deutsche Bank AG (Common Stock)	$5,061	$4,637	$—	$(1,867)	$—	$7,831	$—

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2012, net unrealized appreciation was $418,603 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $743,269 and aggregate gross unrealized depreciation of $324,666.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the nine-month period ended February 29, 2012, there were no significant transfers between investment levels, unless otherwise noted.

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 2/29/2012
db-X 2010 Exchange-Traded Fund
Investments in Securities
Common Stocks	$1,811,247	$—	$—	$1,811,247
Corporate Bonds	—	1,707,429	—	1,707,429
United States Government & Agencies Obligations	—	10,696,719	—	10,696,719
Sovereign Bonds	—	40,755	—	40,755

Total Investments	$1,811,247	$12,444,903	$—	$14,256,150

db-X 2020 Exchange-Traded Fund
Investments in Securities
Common Stocks	$18,247,221	$—	$—	$18,247,221
Preferred Stocks	21,591	—	—	21,591
Corporate Bonds	—	3,064,399	—	3,064,399
United States Government & Agencies Obligations	—	11,124,845	—	11,124,845
Sovereign Bonds	—	482,082	—	482,082

Total Investments	$18,268,812	$14,671,326	$—	$32,940,138

db-X 2030 Exchange-Traded Fund
Investments in Securities
Common Stocks	$23,762,956	$—	$—	$23,762,956
Preferred Stocks	28,350	—	—	28,350
Corporate Bonds	—	4,232,147	—	4,232,147
United States Government & Agencies Obligations	—	2,259,476	—	2,259,476
Sovereign Bonds	—	640,627	—	640,627

Total Investments	$23,791,306	$7,132,250	$—	$30,923,556

db-X 2040 Exchange-Traded Fund
Investments in Securities
Common Stocks	$27,813,655	$—	$—	$27,813,655
Preferred Stocks	32,856	—	—	32,856
Corporate Bonds	—	1,343,082	—	1,343,082
United States Government & Agencies Obligations	—	578,716	—	578,716
Sovereign Bonds	—	142,136	—	142,136

Total Investments	$27,846,511	$2,063,934	$—	$29,910,445

db-X In-Target Exchange-Traded Fund
Investments in Securities
Common Stocks	$4,509,853	$—	$—	$4,509,853
Preferred Stocks	8,824	—	—	8,824
Corporate Bonds	—	1,531,114	—	1,531,114
United States Government & Agencies Obligations	—	9,717,176	—	9,717,176
Sovereign Bonds	—	31,350	—	31,350

Total Investments	$4,518,677	$11,279,640	$—	$15,798,317

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By:	/s/ Alex Depetris
Alex Depetris President and Chief Executive Officer

Date: April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Alex Depetris President and Chief Executive Officer

Date: April 23, 2012

By:	/s/ Michael Gilligan
Michael Gilligan Treasurer, Chief Financial Officer and Controller

Date: April 23, 2012